Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.8%
Abacus Group	1,443,145	$1,053,459
Abacus Storage King	1,915,352	1,811,197
Accent Group Ltd.	1,304,434	1,548,127
AET&D Holdings No. 1 Pty Ltd.(a)	169,200	1
AGL Energy Ltd.	1,940,482	13,224,396
Alpha HPA Ltd., NVS(b)	2,954,324	1,730,510
ALS Ltd.	1,550,954	17,017,786
Amotiv Ltd.	431,107	2,137,702
AMP Ltd.	7,723,215	6,379,037
Ampol Ltd.	764,465	11,607,798
Ansell Ltd.	465,714	9,034,641
ARB Corp. Ltd.	253,456	5,107,652
Arena REIT	1,326,301	3,158,476
Atlas Arteria Ltd.	3,464,899	11,476,979
AUB Group Ltd.	356,258	7,274,594
Aurizon Holdings Ltd.	5,699,410	11,157,812
Aussie Broadband Ltd.	776,591	2,040,200
Austal Ltd.(b)	1,283,306	4,347,882
Bank of Queensland Ltd.	2,125,843	10,154,865
Bapcor Ltd.	1,105,337	3,591,382
Beach Energy Ltd.	5,041,993	3,795,251
Bega Cheese Ltd.	905,236	3,274,584
Bellevue Gold Ltd.(b)	4,341,694	2,527,597
Bendigo & Adelaide Bank Ltd.	1,829,130	13,085,283
Boss Energy Ltd. (b)(c)	1,299,795	2,657,670
Breville Group Ltd.	325,815	5,973,923
Brickworks Ltd.	277,190	4,465,076
BWP Trust	1,858,167	4,260,453
Capricorn Metals Ltd.(b)	1,154,849	6,832,620
Centuria Capital Group	2,161,636	2,178,074
Centuria Industrial REIT	1,764,969	3,323,989
Centuria Office REIT	1,287,757	1,012,100
Challenger Ltd.	1,666,417	7,550,809
Champion Iron Ltd.	1,244,646	3,638,434
Charter Hall Group	1,521,648	16,451,965
Charter Hall Long Wale REIT	2,050,047	5,036,359
Charter Hall Retail REIT	1,718,006	4,103,661
Charter Hall Social Infrastructure REIT	1,120,090	2,097,895
Clarity Pharmaceuticals Ltd.(b)(c)	744,694	1,050,356
Cleanaway Waste Management Ltd.	7,151,336	11,901,299
Codan Ltd./Australia	360,567	3,631,750
Collins Foods Ltd.	368,144	1,938,127
Coronado Global Resources Inc.(d)	2,778,580	346,543
Corporate Travel Management Ltd.	397,760	3,248,151
Credit Corp. Group Ltd.	222,843	1,928,252
Cromwell Property Group	4,793,862	1,150,349
Data#3 Ltd.	484,051	2,254,274
Deep Yellow Ltd.(b)(c)	3,061,764	2,226,873
Deterra Royalties Ltd.	1,400,265	3,264,778
Dexus	3,449,727	16,605,685
Dexus Industria REIT	895,317	1,490,250
Dicker Data Ltd.	264,241	1,427,723
Domain Holdings Australia Ltd.	827,175	2,274,373
Domino's Pizza Enterprises Ltd.	220,794	3,568,309
Downer EDI Ltd.	2,150,136	7,851,589
Dyno Nobel Ltd.	5,986,746	8,690,368
Eagers Automotive Ltd.	470,263	5,550,097
Elders Ltd.	601,798	2,437,613
Emerald Resources NL(b)	1,753,802	4,503,312
Endeavour Group Ltd./Australia	4,863,742	12,441,006
Security	Shares	Value
Australia (continued)
Evolution Mining Ltd.	6,376,943	$31,980,505
EVT Ltd.	304,845	2,744,319
Firefinch Ltd., NVS(a)	4,681,624	239,905
Flight Centre Travel Group Ltd.	600,234	4,925,049
G8 Education Ltd.	2,425,628	1,950,265
Genesis Minerals Ltd.(b)(c)	3,264,320	8,061,051
Gold Road Resources Ltd.	3,525,845	6,840,635
GrainCorp Ltd., Class A	663,456	2,824,694
Growthpoint Properties Australia Ltd.	899,188	1,333,907
Guzman y Gomez Ltd.(b)(c)	51,900	1,068,420
Hansen Technologies Ltd.	600,739	2,084,599
Harvey Norman Holdings Ltd.	1,751,176	5,854,795
Healius Ltd.(b)(c)	2,183,132	2,032,557
Helia Group Ltd.	890,495	2,760,006
HMC Capital Ltd.	945,973	2,946,503
HomeCo Daily Needs REIT	5,783,764	4,534,375
HUB24 Ltd.	261,123	12,063,568
IDP Education Ltd.	844,597	4,790,007
IGO Ltd.	2,190,252	5,487,885
Iluka Resources Ltd.	1,375,954	3,645,451
Imdex Ltd.(c)	1,689,714	3,196,592
Ingenia Communities Group	1,242,604	4,408,335
Inghams Group Ltd.	1,201,216	2,637,104
Insignia Financial Ltd.(b)	1,707,143	4,113,612
IperionX Ltd.(b)	882,245	2,023,726
IPH Ltd.	831,168	2,427,720
IRESS Ltd.	599,753	3,054,169
JB Hi-Fi Ltd.	351,012	23,260,769
Johns Lyng Group Ltd.	747,804	1,063,501
Judo Capital Holdings Ltd.(b)	2,508,386	2,859,849
Jumbo Interactive Ltd.	183,561	1,199,854
Karoon Energy Ltd.	2,436,564	2,242,974
Kelsian Group Ltd.	586,522	1,018,980
Lendlease Corp. Ltd.	2,101,726	7,081,800
Leo Lithium Ltd.(a)	4,370,759	605,994
Lifestyle Communities Ltd.	334,952	1,530,009
Liontown Resources Ltd.(b)(c)	5,082,559	1,707,434
Lovisa Holdings Ltd.	195,396	3,119,404
Lynas Rare Earths Ltd.(b)(c)	2,695,765	14,737,081
MA Financial Group Ltd.	345,298	1,466,226
Maas Group Holdings Ltd.	555,262	1,406,071
MAC Copper Ltd.(b)(c)	216,743	2,065,418
Macquarie Technology Group Ltd.(b)	42,507	1,617,407
Mader Group Ltd.(c)	180,658	735,982
Magellan Financial Group Ltd.	565,956	2,774,628
McMillan Shakespeare Ltd.	179,987	1,763,419
Megaport Ltd.(b)	512,096	3,767,276
Mesoblast Ltd.(b)(c)	2,781,745	3,202,346
Metcash Ltd.	3,316,088	6,830,380
Mineral Resources Ltd.(b)(c)	563,912	7,415,997
Mirvac Group	12,715,420	18,547,371
Monadelphous Group Ltd.	304,953	3,153,441
Nanosonics Ltd.(b)	829,551	2,547,212
National Storage REIT	4,013,196	5,901,061
Netwealth Group Ltd.	392,320	7,048,830
Neuren Pharmaceuticals Ltd., NVS(b)(c)	374,335	2,791,315
New Hope Corp. Ltd.	1,605,765	3,766,886
NEXTDC Ltd.(b)	2,045,510	15,530,193
nib holdings Ltd.	1,555,859	6,787,661
Nick Scali Ltd.(c)	247,540	2,818,934
Nickel Industries Ltd.	5,659,190	2,043,653
Nine Entertainment Co. Holdings Ltd.	4,391,678	4,024,798

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
NRW Holdings Ltd.	1,440,743	$2,497,211
Nufarm Ltd./Australia	1,139,133	2,812,371
Nuix Ltd.(b)	692,267	1,079,638
Objective Corp. Ltd.	93,544	937,706
Ora Banda Mining Ltd.(b)	3,572,091	2,282,498
Orica Ltd.	1,558,642	16,178,464
Orora Ltd.	4,294,769	4,976,014
Paladin Energy Ltd.(b)(c)	1,268,655	4,760,263
Perenti Ltd.	2,631,856	2,301,724
Perpetual Ltd.	335,425	3,563,322
Perseus Mining Ltd.	4,412,840	9,457,642
PEXA Group Ltd.(b)	425,728	3,280,230
Pilbara Minerals Ltd.(b)(c)	9,729,110	9,373,388
Pinnacle Investment Management Group Ltd.	538,009	6,204,654
PolyNovo Ltd.(b)(c)	2,068,140	1,599,170
Premier Investments Ltd.	307,975	4,102,299
PWR Holdings Ltd.	275,389	1,207,146
Qube Holdings Ltd.	5,399,169	13,669,119
Ramelius Resources Ltd.	3,722,594	6,264,401
Ramsay Health Care Ltd.	627,662	13,363,337
Redox Ltd./Australia, NVS	607,131	1,135,117
Regal Partners Ltd.	422,271	507,893
Region RE Ltd.	3,670,799	5,440,926
Regis Healthcare Ltd.	501,588	2,193,925
Regis Resources Ltd.(b)	2,318,148	6,701,970
Reliance Worldwide Corp. Ltd.	2,481,400	6,670,689
Resolute Mining Ltd.(b)	7,111,788	2,321,556
Sandfire Resources Ltd.(b)	1,474,213	9,389,098
SEEK Ltd.	1,145,447	15,594,106
Sigma Healthcare Ltd.	4,980,139	9,610,032
Silex Systems Ltd.(b)(c)	626,626	1,243,188
Sims Ltd.	532,237	4,967,898
SiteMinder Ltd.(b)(c)	829,881	2,189,668
SmartGroup Corp. Ltd.	418,807	2,100,245
Spartan Resources Ltd/Australia(b)	2,974,450	3,858,633
Stanmore Resources Ltd.	1,182,178	1,468,392
Steadfast Group Ltd.	3,375,282	12,683,848
Super Retail Group Ltd.	506,859	4,346,988
Tabcorp Holdings Ltd.	6,952,246	2,477,924
Technology One Ltd.	941,226	18,167,704
Telix Pharmaceuticals Ltd.(b)(c)	800,905	13,922,806
Temple & Webster Group Ltd.(b)	286,105	3,264,873
Tuas Ltd.(b)	576,529	2,082,018
Vault Minerals Ltd.(b)	20,761,449	5,712,917
Ventia Services Group Pty. Ltd.	2,594,978	7,025,866
Viva Energy Group Ltd.(d)	3,523,825	3,874,533
Vulcan Energy Resources Ltd.(b)	427,765	1,333,668
Vulcan Steel Ltd.(c)	221,213	1,046,310
WA1 Resources Ltd., NVS(b)(c)	137,712	1,110,980
Waypoint REIT Ltd.	2,154,385	3,528,196
WEB Travel Group Ltd.(b)(c)	1,168,110	3,212,133
West African Resources Ltd.(b)	3,560,825	5,449,525
Westgold Resources Ltd.	2,871,953	5,455,925
Whitehaven Coal Ltd.	2,698,994	8,633,369
Worley Ltd.	1,615,165	12,868,150
Yancoal Australia Ltd., NVS	1,291,505	4,118,175
Zip Co. Ltd.(b)(c)	3,957,089	4,432,992
		924,418,057
Austria — 1.2%
ANDRITZ AG	216,945	15,589,605
BAWAG Group AG(d)	252,848	27,714,164
CA Immobilien Anlagen AG	117,348	3,176,938
Security	Shares	Value
Austria (continued)
DO & CO AG(b)	25,163	$4,019,475
EVN AG	114,486	2,996,008
Immofinanz AG(b)	109,336	2,162,957
Lenzing AG(b)	62,343	1,960,659
Oesterreichische Post AG	109,743	3,699,949
Palfinger AG	50,373	1,641,835
Porr AG	63,768	2,232,879
Raiffeisen Bank International AG	423,542	11,313,352
Schoeller-Bleckmann Oilfield Equipment AG	33,748	1,199,126
UNIQA Insurance Group AG	413,730	4,794,167
Vienna Insurance Group AG Wiener Versicherung Gruppe	124,669	5,929,558
voestalpine AG	338,840	8,929,128
Wienerberger AG	356,203	12,506,962
		109,866,762
Belgium — 1.7%
Ackermans & van Haaren NV	69,529	17,005,914
Aedifica SA	153,834	12,332,285
Azelis Group NV	508,208	7,874,702
Barco NV	214,814	2,939,262
Bekaert SA	112,145	4,327,276
Cofinimmo SA	124,108	9,923,582
Colruyt Group NV	100,764	4,845,506
Deme Group NV	24,438	3,663,168
Elia Group SA, Class B	140,574	15,240,967
Fagron	211,396	4,927,864
Galapagos NV(b)(c)	149,728	4,077,132
KBC Ancora	124,686	8,169,417
Kinepolis Group NV	44,596	1,537,210
Melexis NV	64,329	3,860,285
Montea NV	59,369	4,310,446
Ontex Group NV(b)	222,521	1,826,726
Proximus SADP	428,916	3,294,343
Recticel SA	133,278	1,613,884
Retail Estates NV	36,819	2,699,508
Shurgard Self Storage Ltd.	111,544	4,628,081
Solvay SA	239,418	9,060,183
Tessenderlo Group SA(c)	69,942	2,070,156
Umicore SA	629,373	5,721,024
Vastned NV	31,793	1,045,050
VGP NV	44,411	4,109,184
Warehouses De Pauw CVA	579,531	14,802,433
Xior Student Housing NV	107,841	3,497,595
		159,403,183
China — 0.0%
CARsgen Therapeutics Holdings Ltd., NVS(b)(c)(d)	1,206,500	2,404,469
Mobvista Inc.(b)(d)	1,746,000	1,245,364
United Energy Group Ltd.	21,122,000	1,102,731
		4,752,564
Denmark — 1.8%
ALK-Abello A/S(b)	420,827	9,809,683
Alm Brand A/S	2,757,064	6,535,945
Ambu A/S, Class B	604,314	10,908,174
Bavarian Nordic A/S(b)	254,035	6,040,014
cBrain A/S(c)	37,317	963,933
Chemometec A/S	49,861	3,592,386
D/S Norden A/S	64,967	1,769,189
DFDS A/S(b)	105,165	1,462,563
FLSmidth & Co. A/S	138,011	6,533,748
GN Store Nord A/S(b)(c)	432,725	6,533,392
Gubra AS(b)(c)	20,565	1,185,195

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
H Lundbeck A/S	867,601	$4,151,915
H Lundbeck A/S, Class A	182,104	752,147
ISS A/S	477,571	11,982,947
Jyske Bank A/S, Registered	145,387	11,924,409
Matas A/S	112,528	2,322,496
Netcompany Group A/S(b)(c)(d)	135,708	6,126,384
NKT A/S(b)	172,622	14,055,210
NTG Nordic Transport Group A/S, Class A(b)(c)	33,104	1,258,314
Per Aarsleff Holding A/S	54,905	4,423,764
Ringkjoebing Landbobank A/S	86,220	16,484,920
Royal Unibrew A/S	161,170	12,805,049
Scandinavian Tobacco Group A/S, Class A(d)	154,097	2,242,969
Schouw & Co. A/S	39,326	3,584,552
Spar Nord Bank A/S(b)	228,562	7,333,132
Svitzer Group A/S, NVS	47,186	1,978,689
Sydbank A/S	167,721	10,740,910
TORM PLC, Class A	190,065	3,160,058
		170,662,087
Finland — 1.2%
Cargotec OYJ, Class B	123,748	5,888,269
Citycon OYJ(c)	324,133	1,301,575
Finnair OYJ	300,758	813,193
Harvia OYJ	55,145	2,551,569
Huhtamaki OYJ	312,473	11,504,534
Kalmar OYJ, Class B	123,272	3,905,375
Kemira OYJ	373,736	7,711,693
Kempower OYJ(b)(c)	74,501	926,027
Kojamo OYJ(b)	435,130	5,064,895
Konecranes OYJ	216,516	14,506,144
Mandatum OYJ	1,469,975	10,389,091
Marimekko OYJ	100,618	1,388,339
Metsa Board OYJ, Class B(c)	539,136	1,968,359
Nokian Renkaat OYJ	398,835	3,172,655
Outokumpu OYJ	1,158,256	4,458,278
Puuilo OYJ	249,052	3,546,623
QT Group OYJ(b)	60,966	3,978,151
Revenio Group OYJ	63,890	1,998,326
TietoEVRY OYJ	344,065	6,163,935
TietoEVRY OYJ, New	7,131	127,875
Tokmanni Group Corp.	149,982	2,366,391
Valmet OYJ	475,224	14,510,528
YIT OYJ(b)	430,172	1,255,474
		109,497,299
France — 3.4%
Air France-KLM, NVS(b)	378,145	3,301,527
Altarea SCA	17,390	2,009,502
Alten SA	96,397	8,170,931
Antin Infrastructure Partners SA	110,610	1,294,776
Aperam SA	139,521	4,059,702
Assystem SA(c)	20,836	905,413
Aubay	24,122	1,258,376
Beneteau SACA	117,957	1,079,177
Canal+ SA, NVS(b)	2,227,580	5,060,424
Carmila SA	187,779	4,081,862
Cie. des Alpes	61,213	1,204,529
Clariane SE(b)	354,200	1,505,037
Coface SA	339,552	6,959,714
Derichebourg SA	296,615	2,040,339
Elior Group SA(b)(c)(d)	375,398	1,137,208
Elis SA	533,068	13,683,361
Equasens(c)	17,062	752,384
Security	Shares	Value
France (continued)
Eramet SA	27,615	$1,531,204
Esso SA Francaise	8,324	1,338,027
Etablissements Maurel et Prom SA	187,655	965,974
Eutelsat Communications SACA(b)(c)	422,008	1,723,432
Exosens SAS, NVS(b)	65,854	2,563,024
Fnac Darty SA	38,803	1,351,055
Forvia SE	474,497	3,665,351
Gaztransport Et Technigaz SA	112,984	18,416,707
Havas NV(b)	2,071,456	3,445,987
ICADE	111,162	2,640,629
ID Logistics Group SACA(b)	10,492	4,725,777
Imerys SA	111,328	3,718,824
Interparfums SA	74,793	2,964,556
IPSOS SA	109,943	5,205,215
JCDecaux SE(b)	209,622	3,648,313
Kaufman & Broad SA	41,447	1,627,361
LISI SA	52,012	1,628,704
Louis Hachette Group, NVS(b)	2,248,413	3,545,050
Manitou BF SA	33,551	773,689
Mercialys SA	311,292	4,167,296
Mersen SA	68,424	1,466,502
Metropole Television SA	78,821	1,238,504
Nexans SA	104,491	11,479,212
Nexity SA(b)(c)	114,741	1,203,116
Opmobility	188,525	2,112,844
Orpea SA, NVS(b)	235,824	3,039,803
Peugeot Invest SA	16,556	1,367,893
Pierre Et Vacances SA, NVS(b)(c)	496,664	778,896
Planisware SA, NVS(b)	64,534	1,750,907
Pluxee NV, NVS	282,806	6,360,192
Quadient SA	87,822	1,662,373
Remy Cointreau SA	75,964	4,118,294
Rubis SCA	248,481	8,088,246
SCOR SE	490,167	15,444,762
SEB SA	76,809	7,245,313
Seche Environnement SACA, NVS	7,407	764,114
SES SA, Class A	1,176,954	6,240,207
Societe BIC SA	73,759	4,772,318
SOITEC(b)	85,438	4,849,064
Sopra Steria Group SACA	46,429	9,519,751
SPIE SA	460,409	22,565,818
Technip Energies NV	430,964	14,706,274
Television Francaise 1 SA	132,048	1,261,779
Trigano SA	27,807	3,303,367
Ubisoft Entertainment SA(b)	293,363	3,456,495
Valeo SE	699,882	6,950,645
Vallourec SACA(b)	521,116	9,631,654
Verallia SA(d)	231,509	7,741,322
Vicat SACA	52,182	2,921,848
Virbac SACA	13,598	4,794,208
Vivendi SE	2,137,730	6,666,425
Voltalia SA(b)(c)	131,715	1,091,561
VusionGroup	20,523	4,115,819
Wavestone(c)	24,684	1,317,529
Wendel SE	78,089	7,678,193
Worldline SA/France(b)(d)	691,372	3,830,570
X-Fab Silicon Foundries SE(b)(c)(d)	195,070	1,087,699
		324,773,954
Germany — 3.9%
1&1 AG	111,340	1,978,442
About You Holding SE(b)(c)	142,137	1,078,834
Adesso SE	11,838	1,314,833

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Adtran Networks SE	48,210	$1,108,572
Aixtron SE	359,712	4,884,490
Aroundtown SA(b)	2,476,966	7,400,206
Atoss Software SE	30,471	4,580,586
Aurubis AG(c)	101,567	8,867,666
Auto1 Group SE(b)(d)	421,791	10,134,597
Bechtle AG	263,714	11,250,737
Befesa SA(d)	109,925	3,342,499
Bilfinger SE	90,311	7,680,942
CANCOM SE	83,313	2,558,071
Carl Zeiss Meditec AG, Bearer(c)	115,247	7,920,639
Ceconomy AG(b)	463,642	1,647,731
Cewe Stiftung & Co. KGaA	16,426	1,899,559
CompuGroup Medical SE & Co. KGaA, NVS(b)(c)	89,069	2,219,841
CureVac NV(b)(c)	324,115	1,201,322
Dermapharm Holding SE	51,551	2,252,033
Deutsche Pfandbriefbank AG(b)(d)	425,923	2,612,349
Deutz AG	427,775	3,321,425
Douglas AG(b)(c)	105,157	1,253,054
Duerr AG	164,760	3,900,500
Eckert & Ziegler SE	47,114	3,220,593
Elmos Semiconductor SE	23,136	1,576,125
Energiekontor AG	22,933	1,104,728
Evotec SE(b)(c)	454,020	3,800,347
Fielmann Group AG	80,630	4,581,788
flatexDEGIRO AG	265,024	6,974,592
Formycon AG(b)	23,005	606,649
Fraport AG Frankfurt Airport Services Worldwide(b)(c)	118,533	7,855,368
Freenet AG	385,249	16,019,849
Gerresheimer AG	111,648	7,575,058
GFT Technologies SE	57,017	1,610,339
Grand City Properties SA(b)	222,898	2,660,336
Grenke AG	82,557	1,265,485
Hamborner REIT AG	231,460	1,644,995
HelloFresh SE(b)	507,715	5,286,738
Hensoldt AG	204,194	15,818,659
Hornbach Holding AG & Co. KGaA	33,275	3,746,337
Hugo Boss AG(c)	148,430	6,190,913
Hypoport SE(b)(c)	13,491	3,136,594
IONOS Group SE(b)	135,510	4,520,462
Jenoptik AG	162,557	3,245,420
JOST Werke SE(d)	39,908	2,245,858
K+S AG, Registered	547,505	9,549,518
KION Group AG	232,625	9,899,576
Kloeckner & Co. SE	178,573	1,437,346
Kontron AG	120,703	2,933,093
Krones AG	46,902	6,855,578
Lanxess AG	278,020	8,347,269
MBB SE	6,512	1,174,592
Mutares SE & Co. KGaA(c)	46,143	1,687,139
Nagarro SE(b)	21,820	1,555,574
Nordex SE(b)	381,173	7,136,829
Norma Group SE	97,026	1,219,431
Northern Data AG(b)(c)	42,207	1,186,051
Patrizia SE	137,050	1,149,429
Pfeiffer Vacuum Technology AG	9,088	1,601,123
PNE AG(c)	94,050	1,644,892
ProSiebenSat.1 Media SE	455,986	3,182,196
Redcare Pharmacy NV(b)(c)(d)	48,777	7,289,019
RENK Group AG	192,861	11,618,745
RTL Group SA(b)	122,767	5,034,743
Security	Shares	Value
Germany (continued)
SAF-Holland SE	143,884	$2,610,652
Salzgitter AG	75,853	1,874,508
Schaeffler AG(c)	594,504	2,565,600
Schott Pharma AG & Co. KGaA(c)	120,576	3,400,520
Secunet Security Networks AG	5,192	1,210,684
SGL Carbon SE(b)(c)	201,151	804,597
Siltronic AG(c)	51,645	2,099,918
Sixt SE	43,341	4,120,570
SMA Solar Technology AG(c)	51,032	885,060
Stabilus SE	78,218	2,169,629
Stroeer SE & Co. KGaA	108,234	6,462,806
Suedzucker AG(c)	196,991	2,652,273
SUESS MicroTec SE	58,624	2,257,388
TAG Immobilien AG(b)	563,504	9,174,374
Takkt AG	81,051	700,076
TeamViewer SE(b)(d)	467,651	7,184,394
thyssenkrupp AG	1,606,424	18,422,889
Thyssenkrupp Nucera AG & Co. KGaa(b)(c)(d)	82,379	857,062
United Internet AG, Registered(e)	245,840	5,574,866
Verbio SE(c)	75,273	888,404
Vossloh AG	32,112	2,536,987
Wacker Chemie AG(c)	58,701	4,437,537
Wacker Neuson SE(c)	101,139	2,719,705
Wuestenrot & Wuerttembergische AG	85,707	1,378,724
		370,587,527
Hong Kong — 1.4%
ASMPT Ltd.	1,003,400	6,750,351
Bank of East Asia Ltd. (The)	3,071,600	4,229,807
Brightoil Petroleum Holdings Ltd.(a)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,172,000	1,077,060
CITIC Telecom International Holdings Ltd.	5,548,000	1,687,744
Cowell e Holdings Inc.(b)	817,000	2,347,890
Dah Sing Banking Group Ltd.	1,318,000	1,420,256
Dah Sing Financial Holdings Ltd.	628,400	2,294,418
DFI Retail Group Holdings Ltd.	1,112,500	2,808,106
E-Commodities Holdings Ltd.(c)	3,992,000	422,074
Envision Greenwise Holdings Ltd.(b)(c)	1,898,000	2,018,595
ESR Group Ltd.(d)	4,817,200	7,677,110
First Pacific Co. Ltd.	7,530,000	5,066,692
Fortune REIT	4,994,000	2,794,405
Guotai Junan International Holdings Ltd.	9,105,000	1,172,572
Hang Lung Group Ltd.	2,421,000	3,475,278
Hang Lung Properties Ltd.	6,026,000	4,942,171
Hao Tian International Construction Investment Group Ltd.(b)(c)	7,392,000	433,669
Health and Happiness H&H International Holdings Ltd.	750,500	854,423
HKBN Ltd.	3,370,500	2,203,275
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,636,000	603,739
Hysan Development Co. Ltd.	2,033,000	3,313,983
Johnson Electric Holdings Ltd.	1,229,250	2,239,444
JS Global Lifestyle Co. Ltd.(b)(c)(d)	3,222,500	747,911
Kerry Logistics Network Ltd.	1,173,888	946,841
Kerry Properties Ltd.	1,837,500	4,315,243
Luk Fook Holdings International Ltd.(c)	998,000	2,177,748
Man Wah Holdings Ltd.(c)	5,168,400	2,746,691
Melco International Development Ltd.(b)(c)	1,936,000	802,087
Melco Resorts & Entertainment Ltd., ADR(b)(c)	600,392	3,092,019
New World Development Co. Ltd.(b)(c)	4,590,000	2,810,830
NWS Holdings Ltd.	3,289,000	3,114,732
OSL Group Ltd.(b)(c)	1,349,131	1,964,303

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Pacific Basin Shipping Ltd.(c)	16,380,000	$3,672,745
PAX Global Technology Ltd.	2,373,000	1,429,004
PCCW Ltd.	13,615,000	9,076,500
Realord Group Holdings Ltd.(b)(c)	1,444,000	1,318,211
SJM Holdings Ltd.(b)(c)	8,985,000	2,506,582
SmarTone Telecommunications Holdings Ltd.	1,278,000	700,333
Stella International Holdings Ltd.(c)	1,884,000	3,376,605
SUNeVision Holdings Ltd.	2,305,000	1,927,237
Theme International Holdings Ltd.(c)	18,190,000	914,395
Time Interconnect Technology Ltd.	1,810,000	950,089
United Laboratories International Holdings Ltd. (The)(c)	3,148,000	5,641,421
Vitasoy International Holdings Ltd.(c)	2,268,000	2,922,125
Viva Goods Co. Ltd.	11,936,000	552,755
Vobile Group Ltd.(b)	5,397,000	2,267,121
VSTECS Holdings Ltd.(c)	2,152,000	1,656,928
VTech Holdings Ltd.	527,000	3,540,471
Wynn Macau Ltd.(c)	4,962,000	3,303,293
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.(c)	5,559,000	5,204,791
Yue Yuen Industrial Holdings Ltd.	2,622,000	3,764,399
		137,276,489
Ireland — 0.3%
Cairn Homes PLC	2,053,515	4,523,950
Dalata Hotel Group PLC	647,574	3,712,039
Glanbia PLC	636,460	8,239,097
Glenveagh Properties PLC(b)(d)	1,867,448	3,500,063
Irish Residential Properties REIT PLC	1,822,301	2,107,819
Uniphar PLC	813,633	2,740,088
		24,823,056
Israel — 3.0%
Africa Israel Residences Ltd.	21,113	1,396,833
Airport City Ltd.(b)	190,203	2,827,129
Alony Hetz Properties & Investments Ltd.	515,287	4,303,947
Amot Investments Ltd.	747,221	3,953,956
Ashtrom Group Ltd.(c)	155,953	2,452,488
Aura Investments Ltd.	512,475	2,687,208
Azorim-Investment Development & Construction Co. Ltd.	246,145	1,134,188
Bet Shemesh Engines Holdings 1997 Ltd.(b)	23,309	3,112,948
Bezeq The Israeli Telecommunication Corp. Ltd.	6,792,627	10,329,118
Big Shopping Centers Ltd.(b)	50,789	7,415,744
Blue Square Real Estate Ltd.	19,236	1,638,159
Camtek Ltd./Israel(c)	94,045	6,245,020
Cellcom Israel Ltd.(b)	353,089	2,235,916
Cellebrite DI Ltd.(b)	312,893	6,192,152
Clal Insurance Enterprises Holdings Ltd.	208,885	5,731,412
Danel Adir Yeoshua Ltd.	17,349	1,874,997
Danya Cebus Ltd.	27,096	781,772
Delek Automotive Systems Ltd.(b)	171,481	1,235,727
Delek Group Ltd.	29,877	4,766,415
Delta Galil Ltd.	34,891	1,645,222
El Al Israel Airlines(b)(c)	788,297	2,409,442
Elco Ltd.(c)	28,994	1,286,897
Electra Consumer Products 1970 Ltd.	42,068	1,158,572
Electra Ltd./Israel	6,807	3,600,821
Electra Real Estate Ltd.(c)	99,813	1,238,637
Energix-Renewable Energies Ltd.	900,205	2,666,057
Enlight Renewable Energy Ltd.(b)(c)	378,442	6,129,559
Equital Ltd.(b)(c)	78,816	2,956,207
Fattal Holdings 1998 Ltd.(b)	23,586	3,080,226
Security	Shares	Value
Israel (continued)
FIBI Holdings Ltd.	58,564	$3,391,598
First International Bank Of Israel Ltd. (The)	182,496	10,023,478
Fiverr International Ltd.(b)(c)	94,050	2,393,573
Formula Systems 1985 Ltd.	32,435	2,863,716
Fox Wizel Ltd.	27,109	2,280,078
G City Ltd.	352,841	1,222,752
Gav-Yam Lands Corp. Ltd.	0	2
Harel Insurance Investments & Financial Services Ltd.	368,298	6,121,831
Hilan Ltd.	52,108	3,326,861
Inmode Ltd.(b)(c)	215,934	3,044,669
Isracard Ltd.	599,562	2,823,492
Israel Canada T.R Ltd.	530,073	1,725,380
Israel Corp Ltd.	12,072	3,800,194
Isras Holdings Ltd., NVS(b)	11,923	1,282,700
Isras Investment Co. Ltd.	4,233	912,904
Ituran Location and Control Ltd.	51,732	1,859,248
Kenon Holdings Ltd./Singapore	69,990	2,155,046
Kornit Digital Ltd.(b)	154,538	2,917,677
Kvutzat Acro Ltd., NVS(c)	87,906	1,188,293
M Yochananof & Sons Ltd.	16,275	1,100,700
Magic Software Enterprises Ltd.	88,476	1,223,614
Matrix IT Ltd.	111,129	2,720,107
Mega Or Holdings Ltd.	78,038	2,653,452
Melisron Ltd.	85,475	7,272,001
Menora Mivtachim Holdings Ltd.	70,287	3,722,889
Migdal Insurance & Financial Holdings Ltd.(c)	1,401,451	2,695,265
Mivne Real Estate KD Ltd.	1,861,284	5,430,813
Nayax Ltd.(b)	39,734	1,668,193
Next Vision Stabilized Systems Ltd., NVS	194,388	5,120,553
Oddity Tech Ltd., Class A, NVS(b)(c)	108,797	6,684,488
Oil Refineries Ltd.	8,054,595	2,022,300
One Software Technologies Ltd.	145,530	2,749,381
OPC Energy Ltd.(b)(c)	412,645	3,897,646
OY Nofar Energy Ltd.(b)	65,525	1,533,648
Partner Communications Co. Ltd.	445,408	2,959,158
Paz Retail & Energy Ltd.	29,711	4,195,059
Phoenix Financial Ltd.	631,063	12,427,553
Prashkovsky Investments and Construction Ltd.(c)	28,470	733,650
Radware Ltd.(b)	113,153	2,699,831
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	29,917	2,288,969
Reit 1 Ltd.	639,594	3,321,836
Retailors Ltd.	61,228	1,262,400
Riskified Ltd., Class A(b)	288,540	1,324,399
Sapiens International Corp. NV	107,767	2,957,091
Sella Capital Real Estate Ltd.	737,747	1,805,362
Shapir Engineering and Industry Ltd.(c)	509,585	3,554,695
Shikun & Binui Ltd.(b)	1,062,667	3,481,255
Shufersal Ltd.	647,882	6,066,031
SimilarWeb Ltd.(b)	128,224	966,809
Strauss Group Ltd.	170,484	3,858,509
Summit Real Estate Holdings Ltd.	134,781	1,988,147
Tadiran Group Ltd.(c)	10,645	590,983
Tel Aviv Stock Exchange Ltd.	293,062	3,603,278
Tower Semiconductor Ltd.(b)	357,584	13,069,254
YH Dimri Construction & Development Ltd.	31,169	2,630,041
ZIM Integrated Shipping Services Ltd.	387,325	5,945,439
		282,045,060
Italy — 3.2%
A2A SpA	5,045,155	12,831,190
ACEA SpA	135,903	3,192,720

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Ariston Holding NV	253,297	$1,140,330
Arnoldo Mondadori Editore SpA	423,625	1,029,394
Ascopiave SpA	272,720	1,020,612
Azimut Holding SpA	371,497	10,323,576
Banca Generali SpA	188,254	11,168,680
Banca IFIS SpA	77,345	1,937,970
Banca Monte dei Paschi di Siena SpA	2,632,026	22,258,456
Banca Popolare di Sondrio SpA	1,158,320	14,514,766
Banco di Desio e della Brianza SpA	116,357	998,301
BFF Bank SpA(d)	571,492	5,414,204
Bio On SpA(a)(c)	19,879	—
Brembo NV	484,797	4,533,189
Brunello Cucinelli SpA	108,906	12,295,451
Buzzi SpA	279,127	14,627,099
Carel Industries SpA(c)(d)	166,799	3,337,004
Cembre SpA	12,029	665,000
Cementir Holding NV	161,350	2,645,429
CIR SpA-Compagnie Industriali(b)	2,130,634	1,413,585
Credito Emiliano SpA	280,605	3,857,701
d'Amico International Shipping SA, NVS	158,466	587,711
Danieli & C Officine Meccaniche SpA	26,636	917,360
De' Longhi SpA	243,859	7,546,656
El.En. SpA	158,700	1,596,233
Enav SpA(d)	864,936	3,830,089
ERG SpA	171,813	3,514,910
Ferretti SpA, NVS(c)	471,044	1,348,782
Fila SpA	102,548	1,336,022
Fincantieri SpA(b)	311,967	4,064,343
GVS SpA(b)(c)(d)	245,506	1,192,284
Hera SpA	2,659,984	12,592,967
Industrie De Nora SpA	95,586	690,063
Intercos SpA, NVS	164,055	2,471,802
Interpump Group SpA	243,301	8,344,683
Iren SpA	2,033,688	5,806,036
Italgas SpA	1,543,757	12,683,535
Iveco Group NV	569,138	9,092,600
Juventus Football Club SpA, NVS(b)(c)	508,340	1,779,186
Lottomatica Group SpA	562,961	12,832,029
LU-VE SpA, NVS	32,607	1,054,852
Maire SpA	474,988	5,130,133
MARR SpA(c)	108,291	1,197,949
MFE-MediaForEurope NV, Class A	519,383	1,889,142
MFE-MediaForEurope NV, Class B, NVS	223,062	1,085,604
OVS SpA(d)	513,397	1,852,986
Pharmanutra SpA	12,186	746,359
Piaggio & C SpA	637,112	1,250,687
Pirelli & C SpA(d)	1,275,654	7,886,729
RAI Way SpA(d)	304,362	2,082,572
Reply SpA	72,337	12,914,282
Saipem SpA(b)	4,188,022	9,674,203
Salvatore Ferragamo SpA(c)	176,267	1,104,379
Sanlorenzo SpA/Ameglia	52,780	1,694,424
Sesa SpA(c)	25,649	2,167,834
SOL SpA	131,089	5,977,296
Tamburi Investment Partners SpA(c)	327,871	2,806,757
Technogym SpA(d)	388,394	5,248,305
Technoprobe SpA(b)(c)	542,538	3,485,718
Webuild SpA	1,632,520	5,922,886
Wiit SpA	35,771	626,474
Zignago Vetro SpA	104,608	1,052,284
		298,283,803
Security	Shares	Value
Japan — 36.0%
77 Bank Ltd. (The)	198,000	$6,205,482
ABC-Mart Inc.	319,600	5,943,914
Acom Co. Ltd.	1,257,000	3,522,241
Activia Properties Inc.	2,165	5,191,355
Adastria Co. Ltd.	86,580	1,768,998
ADEKA Corp.	252,200	4,546,391
Advance Residence Investment Corp.	9,113	9,390,096
AEON Financial Service Co. Ltd.	368,900	3,052,623
Aeon Hokkaido Corp.	118,800	727,366
Aeon Mall Co. Ltd.	332,000	6,370,286
AEON REIT Investment Corp.	5,233	4,579,817
Ai Holdings Corp.	117,800	1,743,226
Aica Kogyo Co. Ltd.	170,200	3,945,969
Aichi Corp.	80,100	720,865
Aichi Financial Group Inc., NVS	109,500	2,098,049
Aiful Corp.	1,034,300	2,584,008
Ain Holdings Inc.	83,900	3,233,871
Air Water Inc.	591,000	8,059,114
Aisan Industry Co. Ltd.	96,000	1,297,451
Aizawa Securities Group Co. Ltd.	57,000	514,481
Alfresa Holdings Corp.	550,200	8,305,892
Alpen Co. Ltd.	39,600	659,955
Alps Alpine Co. Ltd.	593,800	6,031,963
Amada Co. Ltd.	1,043,500	10,448,594
Amano Corp.	170,600	4,967,214
Anritsu Corp.	434,000	4,338,443
Anycolor Inc.	89,500	2,307,646
AOKI Holdings Inc.	115,600	1,030,066
Aoyama Trading Co. Ltd.	133,700	1,919,962
Aozora Bank Ltd.	341,500	4,715,101
Appier Group Inc.(c)	195,200	1,722,253
Arata Corp.	93,900	2,092,444
Arclands Corp.	157,362	1,912,921
Arcs Co. Ltd.	107,700	2,166,787
ARE Holdings Inc.	248,400	3,086,142
Argo Graphics Inc.	52,100	1,842,002
Ariake Japan Co. Ltd.	58,200	2,445,372
Artience Co. Ltd.	113,400	2,340,202
As One Corp.	178,400	2,827,398
Asahi Intecc Co. Ltd.	701,500	10,785,419
Asahi Yukizai Corp.	43,700	1,145,402
ASKUL Corp.	118,800	1,264,446
Atom Corp.(b)(c)	393,600	1,802,906
Autobacs Seven Co. Ltd.	203,500	2,111,818
Awa Bank Ltd. (The)	104,700	2,012,922
Axial Retailing Inc.	182,800	1,390,570
Azbil Corp.	1,438,400	12,386,480
AZ-COM MARUWA Holdings Inc.	189,000	1,748,375
Bank of Nagoya Ltd. (The)	30,700	1,616,367
BayCurrent Inc.	425,800	22,943,624
Belc Co. Ltd.	33,600	1,661,589
Bell System24 Holdings Inc.	104,200	862,322
Belluna Co. Ltd.	143,200	981,481
Bic Camera Inc.	300,300	3,220,293
BIPROGY Inc.	243,800	7,962,057
BML Inc.	73,900	1,541,428
Brother Industries Ltd.	741,900	13,037,832
Bunka Shutter Co. Ltd.	165,500	2,369,341
C Uyemura & Co. Ltd.	32,100	2,077,381
Calbee Inc.	258,200	5,193,639
Canon Electronics Inc.	60,800	990,883
Canon Marketing Japan Inc.	162,000	5,734,778

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Casio Computer Co. Ltd.	607,200	$4,748,652
Central Automotive Products Ltd.	98,800	1,170,429
Central Glass Co. Ltd.	69,700	1,458,270
Change Holdings Inc.	110,500	1,049,171
Chiyoda Corp.(b)(c)	496,300	1,187,215
Chudenko Corp.	85,200	2,095,071
Chugin Financial Group Inc., NVS	474,600	5,331,709
Chugoku Electric Power Co. Inc. (The)	988,200	5,253,340
Chugoku Marine Paints Ltd.	119,500	1,735,707
Citizen Watch Co. Ltd.	627,400	3,629,224
CKD Corp.	178,100	2,596,017
Coca-Cola Bottlers Japan Holdings Inc.	411,500	7,730,770
Colowide Co. Ltd.(c)	292,600	3,685,584
Comforia Residential REIT Inc.	2,205	4,286,558
COMSYS Holdings Corp.	366,000	8,112,046
Cosmo Energy Holdings Co. Ltd.	184,400	7,568,153
Cosmos Pharmaceutical Corp.	129,800	8,351,279
Cover Corp.(b)	110,500	1,694,196
CRE Logistics REIT Inc.	1,846	1,852,841
Create Restaurants Holdings Inc.	367,900	3,586,488
Create SD Holdings Co. Ltd.	85,800	1,828,094
Credit Saison Co. Ltd.	418,600	9,775,535
CyberAgent Inc.	1,382,300	11,832,521
Cybozu Inc.	78,100	1,619,895
Daicel Corp.	706,000	6,009,586
Dai-Dan Co. Ltd.	87,800	2,552,199
Daido Steel Co. Ltd.	415,300	3,129,252
Daiei Kankyo Co. Ltd.	131,500	2,694,046
Daihen Corp.	58,900	2,598,930
Daiichikosho Co. Ltd.	226,600	2,650,068
Daikokutenbussan Co. Ltd.	20,700	1,098,728
Daio Paper Corp.	273,900	1,747,484
Daiseki Co. Ltd.	135,260	3,447,209
Daishi Hokuetsu Financial Group Inc.	222,900	4,880,169
Daiwa House REIT Investment Corp.	7,380	12,361,299
Daiwa Industries Ltd.	89,900	1,029,771
Daiwa Office Investment Corp.	1,661	3,558,683
Daiwa Securities Living Investments Corp.	5,980	3,775,685
Daiwabo Holdings Co. Ltd.	262,200	4,439,837
DCM Holdings Co. Ltd.	303,200	2,883,000
DeNA Co. Ltd.(b)	236,600	6,396,637
Denka Co. Ltd.	260,900	3,560,487
Dentsu Soken Inc.	83,400	3,652,255
Dexerials Corp.	527,300	6,195,280
DIC Corp.	247,000	4,820,177
Digital Arts Inc.	33,600	1,662,976
Digital Garage Inc.	86,000	2,703,589
Dip Corp.	104,100	1,512,624
DMG Mori Co. Ltd.	435,700	7,573,211
Doshisha Co. Ltd.	74,700	1,170,738
Doutor Nichires Holdings Co. Ltd.	92,700	1,736,320
Dowa Holdings Co. Ltd.	168,500	5,406,252
DTS Corp.	94,300	2,682,068
Duskin Co. Ltd.	127,400	3,348,801
DyDo Group Holdings Inc.	55,900	1,142,309
Eagle Industry Co. Ltd.	60,000	773,188
Earth Corp.	47,400	1,706,866
Ebara Corp.	1,489,700	22,377,948
EDION Corp.	258,100	3,444,327
eGuarantee Inc.	114,000	1,414,081
Eiken Chemical Co. Ltd.	95,900	1,490,902
Eizo Corp.	98,200	1,405,019
Security	Shares	Value
Japan (continued)
Elecom Co. Ltd.	143,800	$1,687,257
Electric Power Development Co. Ltd.	471,900	8,284,414
en Japan Inc.	96,500	1,108,052
ES-Con Japan Ltd.	122,000	908,343
Exedy Corp.	84,700	2,543,447
EXEO Group Inc.	608,000	7,099,702
Ezaki Glico Co. Ltd.	164,400	5,423,943
FCC Co. Ltd.	108,000	2,215,974
Ferrotec Holdings Corp.	148,600	2,565,488
Financial Products Group Co. Ltd.	188,700	2,977,895
Food & Life Companies Ltd.	355,200	13,144,248
FP Corp.	153,200	3,303,629
Freee KK(b)	140,800	3,978,299
Frontier Real Estate Investment Corp.	8,052	4,470,085
Fuji Co. Ltd./Ehime	96,400	1,408,367
Fuji Corp./Aichi	249,200	3,705,857
Fuji Kyuko Co. Ltd.	74,000	1,079,842
Fuji Media Holdings Inc.	152,700	3,162,018
Fuji Oil Holdings Inc.	138,600	3,040,658
Fuji Seal International Inc.	127,800	2,281,873
Fuji Soft Inc.	64,560	4,433,552
Fujimi Inc.	164,400	2,151,875
Fujita Kanko Inc.	24,700	1,560,156
Fujitec Co. Ltd.	203,100	7,957,105
Fujitsu General Ltd.	190,800	3,745,400
Fukuda Denshi Co. Ltd.	49,400	2,096,522
Fukuoka Financial Group Inc.	559,600	14,784,777
Fukuoka REIT Corp.	2,121	2,320,665
Fukushima Galilei Co. Ltd.	81,300	1,631,459
Fukuyama Transporting Co. Ltd.	62,200	1,543,242
Funai Soken Holdings Inc.	112,060	1,791,483
Furukawa Electric Co. Ltd.	217,600	6,872,156
Furuya Metal Co. Ltd.	52,800	950,917
Fuso Chemical Co. Ltd.	66,500	1,613,639
Future Corp.	142,300	1,794,282
Fuyo General Lease Co. Ltd.	161,900	4,517,736
GENDA Inc.(b)(c)	177,600	1,361,181
Genky DrugStores Co. Ltd.	51,000	1,307,787
Global One Real Estate Investment Corp.	3,152	2,631,917
Glory Ltd.	137,100	2,414,014
GLP J-REIT	14,983	12,923,534
GMO Financial Holdings Inc.	157,200	846,255
GMO internet group Inc.	208,500	4,902,927
GMO Payment Gateway Inc.	134,700	8,436,704
GNI Group Ltd.(b)(c)	157,697	2,610,697
Goldcrest Co. Ltd.	50,000	1,147,825
Goldwin Inc.	69,700	3,996,060
Gree Inc.	238,700	896,304
GS Yuasa Corp.	258,200	4,535,254
GungHo Online Entertainment Inc.	132,330	2,800,177
Gunma Bank Ltd. (The)	996,600	8,311,400
Gunze Ltd.	91,000	1,636,216
H.U. Group Holdings Inc.	180,500	3,541,674
H2O Retailing Corp.(c)	305,800	4,182,645
Hachijuni Bank Ltd. (The)	1,147,500	8,661,318
Hakuhodo DY Holdings Inc.	694,500	5,221,539
Hakuto Co. Ltd.	33,600	923,459
Halows Co. Ltd.	28,500	867,533
Hamakyorex Co. Ltd.	190,800	1,781,758
Hamamatsu Photonics KK	962,200	8,897,561
Hankyu Hanshin REIT Inc.	1,975	1,995,604
Hanwa Co. Ltd.	115,000	3,812,810

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Harmonic Drive Systems Inc.	185,300	$4,355,966
Haseko Corp.	772,300	11,030,464
Hazama Ando Corp.	461,500	4,596,357
Heiwa Corp.	178,800	2,783,169
Heiwa Real Estate Co. Ltd.	65,100	2,145,294
Heiwa Real Estate REIT Inc.	3,428	3,157,138
Heiwado Co. Ltd.	91,300	1,699,833
Hiday Hidaka Corp.	87,000	1,896,100
Hino Motors Ltd.(b)	923,000	2,935,015
Hioki EE Corp	29,900	1,192,197
Hirogin Holdings Inc.	790,900	6,573,929
Hirose Electric Co. Ltd.	92,500	10,462,990
HIS Co. Ltd.	169,900	2,024,866
Hisamitsu Pharmaceutical Co. Inc.	165,000	5,006,589
Hitachi Construction Machinery Co. Ltd.	346,900	10,367,064
Hogy Medical Co. Ltd.	60,300	1,725,899
Hokkaido Electric Power Co. Inc.	551,500	2,620,254
Hokkoku Financial Holdings Inc.	66,600	2,481,947
Hokuetsu Corp.(c)	324,300	2,481,988
Hokuhoku Financial Group Inc.	313,800	5,627,765
Hokuriku Electric Power Co.	553,100	2,842,455
Horiba Ltd.	108,700	7,429,845
Hoshino Resorts REIT Inc.	1,924	2,959,830
Hosiden Corp.	131,600	1,766,887
House Foods Group Inc.	188,500	3,696,006
Hulic REIT Inc.	4,038	4,133,254
Hyakugo Bank Ltd. (The)	645,400	3,128,562
Ibiden Co. Ltd.	383,700	10,636,630
Ichibanya Co. Ltd.	222,400	1,479,010
Ichigo Inc.	753,600	2,032,309
Ichigo Office REIT Investment Corp.	3,282	1,916,315
Idec Corp./Japan	92,700	1,485,158
IDOM Inc.	180,500	1,390,006
IHI Corp.	448,900	35,163,299
Iida Group Holdings Co. Ltd.	494,900	7,833,673
Iino Kaiun Kaisha Ltd.	233,900	1,704,738
Imperial Hotel Ltd.	137,800	866,908
Inaba Denki Sangyo Co. Ltd.	166,200	4,378,238
Inabata & Co. Ltd.	132,600	2,845,280
Industrial & Infrastructure Fund Investment Corp.	7,627	6,239,387
Infomart Corp.	642,400	1,712,279
Infroneer Holdings Inc.	622,228	5,307,173
Insource Co. Ltd.	150,900	966,236
Integral Corp.(c)	29,800	568,863
Internet Initiative Japan Inc.	350,400	6,497,600
Invincible Investment Corp.	24,412	10,089,671
Ise Chemicals Corp.(c)	6,300	984,928
Isetan Mitsukoshi Holdings Ltd.	1,050,100	13,498,478
Ito En Ltd.	172,600	4,129,327
Itochu Enex Co. Ltd.	170,900	1,844,494
Itochu-Shokuhin Co. Ltd.	20,900	1,412,435
Itoham Yonekyu Holdings Inc.	78,440	2,458,336
Itoki Corp.	121,800	1,531,731
Iwatani Corp.(c)	595,300	5,699,928
Iyogin Holdings Inc., NVS	750,100	8,700,568
Izumi Co. Ltd.	112,500	2,590,082
J Front Retailing Co. Ltd.	784,400	9,601,171
JAC Recruitment Co. Ltd.	222,000	1,290,635
Jaccs Co. Ltd.	70,100	1,856,603
JAFCO Group Co. Ltd.	157,700	2,655,514
Japan Airport Terminal Co. Ltd.	208,000	5,982,694
Japan Aviation Electronics Industry Ltd.	146,200	2,341,987
Security	Shares	Value
Japan (continued)
Japan Elevator Service Holdings Co. Ltd.	228,500	$4,939,979
Japan Excellent Inc.	3,868	3,494,778
Japan Hotel REIT Investment Corp.	16,122	7,972,492
Japan Lifeline Co. Ltd.	167,600	1,794,495
Japan Logistics Fund Inc.	8,261	5,402,438
Japan Material Co. Ltd.	208,300	1,746,224
Japan Metropolitan Fund Invest	23,045	15,354,407
Japan Petroleum Exploration Co. Ltd.	414,100	2,972,551
Japan Prime Realty Investment Corp.	2,692	6,648,350
Japan Pulp & Paper Co. Ltd.	313,800	1,349,326
Japan Real Estate Investment Corp.	20,478	16,251,601
Japan Securities Finance Co. Ltd.	262,600	3,142,204
Japan Steel Works Ltd. (The)	204,600	8,430,574
Japan Wool Textile Co. Ltd. (The)	157,100	1,626,188
JCU Corp.	67,000	1,479,563
Jeol Ltd.	142,600	4,586,193
JGC Holdings Corp.	701,500	5,610,531
JINS Holdings Inc.	40,500	2,539,891
JMDC Inc.(b)(c)	82,700	1,865,854
Joyful Honda Co. Ltd.	176,500	2,504,345
JTEKT Corp.	651,200	5,029,260
Juroku Financial Group Inc.	97,800	3,308,287
Justsystems Corp.	94,100	2,252,076
JVCKenwood Corp.	470,700	3,512,869
K&O Energy Group Inc.	40,300	780,141
Kadokawa Corp.	289,934	7,797,155
Kaga Electronics Co. Ltd.	125,200	2,242,441
Kagome Co. Ltd.	237,600	4,890,412
Kakaku.com Inc.	411,000	7,268,890
Kaken Pharmaceutical Co. Ltd.	89,900	2,559,612
Kameda Seika Co. Ltd.	44,500	1,233,915
Kamigumi Co. Ltd.	267,300	6,543,378
Kanadevia Corp.	516,300	3,311,525
Kanamoto Co. Ltd.	93,800	2,103,188
Kandenko Co. Ltd.	328,300	6,507,750
Kaneka Corp.	134,800	3,294,408
Kanematsu Corp.	253,900	4,409,363
Kansai Paint Co. Ltd.	447,700	6,748,313
Kasumigaseki Capital Co. Ltd.(c)	20,800	1,795,108
Katitas Co. Ltd.	167,400	2,425,469
Kato Sangyo Co. Ltd.	67,100	2,347,505
Kawasaki Heavy Industries Ltd.	486,100	28,996,672
KDX Realty Investment Corp.	13,284	13,833,521
KeePer Technical Laboratory Co. Ltd.(c)	41,700	1,211,144
Keihan Holdings Co. Ltd.	310,600	7,607,170
Keihanshin Building Co. Ltd.	97,100	1,022,855
Keikyu Corp.	710,500	7,393,932
Keio Corp.	333,000	9,058,271
Keisei Electric Railway Co. Ltd.	1,251,100	12,963,784
Keiyo Bank Ltd. (The)	293,200	1,708,741
Kewpie Corp.	319,100	7,258,031
KH Neochem Co. Ltd.	104,200	1,846,702
Kinden Corp.	391,900	10,144,036
Kintetsu Group Holdings Co. Ltd.	581,400	12,518,985
Kissei Pharmaceutical Co. Ltd.	92,600	2,430,196
Kitz Corp.	190,200	1,450,582
Kiyo Bank Ltd. (The)	186,900	3,176,656
Kobayashi Pharmaceutical Co. Ltd.	152,000	5,798,787
Kobe Steel Ltd.	1,215,600	14,256,414
Koei Tecmo Holdings Co. Ltd.	276,500	4,743,449
Kohnan Shoji Co. Ltd.	55,000	1,449,185
Koito Manufacturing Co. Ltd.	594,800	7,204,542

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kokusai Electric Corp., NVS	498,200	$9,199,334
Kokuyo Co. Ltd.	262,200	5,373,096
KOMEDA Holdings Co. Ltd.	142,300	2,876,439
Komeri Co. Ltd.	84,300	1,796,411
Konica Minolta Inc.(b)	1,448,300	4,445,276
Konishi Co. Ltd.	174,800	1,373,257
Konoike Transport Co. Ltd.	92,700	1,701,942
Kose Corp.	107,600	4,640,887
Koshidaka Holdings Co. Ltd.	160,600	1,143,383
Kotobuki Spirits Co. Ltd.	324,300	4,827,002
Krosaki Harima Corp.	62,000	1,088,349
K's Holdings Corp.	407,240	3,900,149
Kumagai Gumi Co. Ltd.	103,800	3,093,277
Kumiai Chemical Industry Co. Ltd.	238,100	1,271,313
Kura Sushi Inc.(c)	67,700	1,510,130
Kuraray Co. Ltd.	940,100	10,981,765
Kureha Corp.	107,900	1,888,611
Kurita Water Industries Ltd.	334,300	11,067,887
Kusuri no Aoki Holdings Co. Ltd.	170,200	4,053,464
KYB Corp.	114,800	2,346,741
Kyoei Steel Ltd.	66,900	942,976
Kyokuto Kaihatsu Kogyo Co. Ltd.	90,900	1,526,914
Kyorin Pharmaceutical Co. Ltd.	139,900	1,446,478
Kyoritsu Maintenance Co. Ltd.(c)	203,000	4,308,460
Kyoto Financial Group Inc.	723,600	12,420,238
Kyudenko Corp.	136,000	4,568,109
Kyushu Electric Power Co. Inc.	1,376,600	12,269,385
Kyushu Financial Group Inc.	1,039,300	5,246,365
Kyushu Railway Co.	458,800	11,874,352
LaSalle Logiport REIT	5,628	5,368,814
Leopalace21 Corp.	544,700	2,231,499
Life Corp.	135,600	1,964,210
Lifedrink Co. Inc.	112,200	1,335,317
Lifenet Insurance Co.(b)(c)	202,000	2,528,554
Lintec Corp.	117,100	2,239,977
Lion Corp.	870,000	10,663,559
Lixil Corp.	921,100	10,853,883
M&A Capital Partners Co. Ltd.	46,500	894,752
M&A Research Institute Holdings Inc., NVS(b)(c)	106,800	959,115
Mabuchi Motor Co. Ltd.	294,300	4,299,482
Macnica Holdings Inc.	436,250	6,065,390
Maeda Kosen Co. Ltd.	133,500	1,903,198
Makino Milling Machine Co. Ltd.	68,800	5,424,983
Mani Inc.	241,700	1,946,380
Maruha Nichiro Corp.	133,300	3,045,837
Marui Group Co. Ltd.	540,300	10,754,939
Maruichi Steel Tube Ltd.	197,300	4,660,996
Maruwa Co. Ltd./Aichi	28,200	5,798,665
Maruzen Showa Unyu Co. Ltd.	33,600	1,412,704
Matsuda Sangyo Co. Ltd.	45,400	1,154,812
Matsui Securities Co. Ltd.	333,800	1,721,315
Matsuyafoods Holdings Co. Ltd.	27,600	1,148,500
Max Co. Ltd.	74,400	2,194,202
Maxell Ltd.	136,000	1,666,921
Maxvalu Tokai Co. Ltd.	33,600	712,949
Mazda Motor Corp.	1,938,300	11,588,728
McDonald's Holdings Co. Japan Ltd.	276,700	11,699,812
MCJ Co. Ltd.	214,700	2,007,186
Mebuki Financial Group Inc.	2,945,000	14,389,639
Medipal Holdings Corp.	596,500	10,108,095
Medley Inc.(b)	75,900	1,831,129
Megachips Corp.	37,600	1,223,364
Security	Shares	Value
Japan (continued)
Megmilk Snow Brand Co. Ltd.	154,900	$2,848,253
Meidensha Corp.	109,700	3,013,732
Meiko Electronics Co. Ltd.	69,600	3,057,348
MEITEC Group Holdings Inc.	224,300	4,603,889
Menicon Co. Ltd.	195,900	1,938,311
Mercari Inc.(b)	371,200	6,015,389
Metaplanet Inc.(b)(c)	843,700	2,299,457
METAWATER Co. Ltd.	88,400	1,260,937
Micronics Japan Co. Ltd.	93,300	1,976,699
Milbon Co. Ltd.	91,300	1,736,062
Mirai Corp.	6,074	1,766,553
Mirai Industry Co. Ltd.	30,100	748,533
Mirait One Corp.	257,600	4,051,023
MISUMI Group Inc.	919,300	12,878,707
Mitani Sekisan Co. Ltd.	29,900	1,418,579
Mitsubishi Estate Logistics REIT Investment Corp.	4,550	3,715,016
Mitsubishi Gas Chemical Co. Inc.	489,400	7,456,724
Mitsubishi Logisnext Co. Ltd.	109,200	1,533,915
Mitsubishi Logistics Corp.	805,100	5,556,307
Mitsubishi Materials Corp.	401,400	6,331,096
Mitsubishi Motors Corp.	2,131,800	5,901,701
Mitsubishi Pencil Co. Ltd.	99,800	1,548,793
Mitsubishi Research Institute Inc.	29,900	938,898
Mitsubishi Shokuhin Co. Ltd.	58,400	2,186,301
Mitsuboshi Belting Ltd.	70,200	1,760,330
Mitsui Chemicals Inc.	582,100	12,791,479
Mitsui DM Sugar Holdings Co. Ltd.	39,900	955,668
Mitsui E&S Co. Ltd.	303,500	3,872,454
Mitsui Fudosan Logistics Park Inc.	9,686	6,913,449
Mitsui High-Tec Inc.	323,100	1,509,187
Mitsui Mining & Smelting Co. Ltd.	173,400	4,714,223
Mitsui-Soko Holdings Co. Ltd.	180,300	3,716,209
Mitsuuroko Group Holdings Co. Ltd.	85,700	1,082,520
Miura Co. Ltd.	280,000	5,964,121
Mixi Inc.	108,900	2,419,724
Mizuho Leasing Co. Ltd.	441,000	3,249,290
Mizuno Corp.	166,700	2,975,140
Mochida Pharmaceutical Co. Ltd.	68,300	1,478,477
Modec Inc.	156,300	4,743,363
Monex Group Inc.	595,870	2,999,226
Money Forward Inc.(b)(c)	140,200	4,199,635
Monogatari Corp. (The)	101,900	2,656,893
Mori Hills REIT Investment Corp.	4,823	4,439,466
Mori Trust REIT Inc.	8,335	3,699,638
Morinaga & Co. Ltd./Japan	217,300	3,874,428
Morinaga Milk Industry Co. Ltd.	215,900	5,130,352
Morita Holdings Corp.	102,300	1,526,440
MOS Food Services Inc.	82,200	2,130,732
Musashi Seimitsu Industry Co. Ltd.	150,000	2,579,722
Musashino Bank Ltd. (The)	80,200	1,777,358
Nabtesco Corp.	347,900	5,221,652
Nachi-Fujikoshi Corp.	41,500	888,419
Nagase & Co. Ltd.	260,700	4,591,865
Nagawa Co. Ltd.	26,000	1,119,684
Nagoya Railroad Co. Ltd.	600,400	7,321,992
Nakanishi Inc.	209,300	2,732,503
Namura Shipbuilding Co. Ltd.	148,000	2,088,514
Nankai Electric Railway Co. Ltd.	327,400	5,183,708
Nanto Bank Ltd. (The)	79,700	2,182,851
Nextage Co. Ltd.	148,200	1,847,134
NGK Insulators Ltd.	722,400	8,914,424
NH Foods Ltd.	281,500	10,627,554

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
NHK Spring Co. Ltd.	550,900	$6,122,296
Nichias Corp.	174,600	5,873,871
Nichicon Corp.	157,600	1,289,212
Nichiden Corp.	40,500	809,190
Nichiha Corp.	76,700	1,555,822
Nichirei Corp.	659,600	9,048,020
Nifco Inc./Japan	253,800	6,293,188
Nihon Kohden Corp.	522,300	6,309,154
Nihon M&A Center Holdings Inc.	915,100	3,732,452
Nihon Parkerizing Co. Ltd.	281,500	2,344,947
Nikkon Holdings Co. Ltd.	306,400	6,324,429
Nikon Corp.	907,300	8,724,094
Nippn Corp., New	143,700	2,265,009
Nippon Accommodations Fund Inc.	7,308	5,961,657
Nippon Densetsu Kogyo Co. Ltd.	113,800	1,729,528
Nippon Electric Glass Co. Ltd.	221,300	5,063,509
Nippon Express Holdings Inc.	675,900	12,070,123
Nippon Gas Co. Ltd.	331,000	6,105,221
Nippon Kanzai Holdings Co. Ltd.	53,400	1,016,553
Nippon Kayaku Co. Ltd.	424,200	3,996,646
Nippon Light Metal Holdings Co. Ltd.	187,090	1,950,587
Nippon Paper Industries Co. Ltd.	324,200	2,506,579
Nippon Prologis REIT Inc.	7,381	12,206,879
Nippon REIT Investment Corp.	5,325	3,108,064
Nippon Road Co. Ltd. (The)	67,500	924,543
Nippon Shinyaku Co. Ltd.	171,000	4,409,131
Nippon Shokubai Co. Ltd.	320,000	3,750,122
Nippon Soda Co. Ltd.	137,500	2,579,794
Nippon Television Holdings Inc.	169,500	3,925,277
Nipro Corp.	461,100	4,086,129
Nishimatsu Construction Co. Ltd.	93,400	3,475,160
Nishimatsuya Chain Co. Ltd.	125,400	1,940,490
Nishi-Nippon Financial Holdings Inc.	374,600	5,502,816
Nishi-Nippon Railroad Co. Ltd.	194,800	2,994,785
Nishio Holdings Co. Ltd.	59,300	1,706,312
Nissan Chemical Corp.	398,700	11,661,426
Nissan Shatai Co. Ltd.	232,400	1,719,435
Nissha Co. Ltd.	119,900	1,027,515
Nisshin Oillio Group Ltd. (The)	83,600	2,885,810
Nisshin Seifun Group Inc.	684,800	8,835,085
Nisshinbo Holdings Inc.	455,400	2,722,245
Nissui Corp.	898,000	5,461,848
Niterra Co. Ltd.	480,100	14,948,798
Nitta Corp.	54,600	1,403,596
Nittetsu Mining Co. Ltd.	33,600	1,461,215
Nitto Boseki Co. Ltd.	71,800	1,908,252
Nitto Kogyo Corp.	80,100	1,681,532
Noevir Holdings Co. Ltd.	48,900	1,413,738
NOF Corp.	661,800	9,961,976
Nohmi Bosai Ltd.	76,200	1,773,383
Nojima Corp.	199,200	3,581,557
NOK Corp.	274,200	3,789,118
Nomura Co. Ltd.	256,700	1,549,605
Nomura Micro Science Co. Ltd.(c)	87,800	1,439,602
Nomura Real Estate Holdings Inc.	1,773,300	10,546,602
Nomura Real Estate Master Fund Inc.	12,698	12,641,597
Noritake Co. Ltd.	64,900	1,691,443
Noritsu Koki Co. Ltd.	59,800	1,888,307
Noritz Corp.	101,200	1,244,389
North Pacific Bank Ltd.	846,300	2,958,904
NS Solutions Corp.	205,300	4,870,700
NS United Kaiun Kaisha Ltd.	27,400	724,953
Security	Shares	Value
Japan (continued)
NSD Co. Ltd.	193,180	$4,547,928
NSK Ltd.	1,250,500	5,462,304
NTN Corp.	1,381,400	2,127,517
NTT UD REIT Investment Corp.	4,712	4,426,081
Nxera Pharma Co. Ltd.(b)(c)	244,500	1,531,963
Obara Group Inc.	30,300	705,403
OBIC Business Consultants Co. Ltd.	96,900	4,658,135
Odakyu Electric Railway Co. Ltd.	1,010,400	11,155,121
Ogaki Kyoritsu Bank Ltd. (The)	112,000	1,817,619
Ohsho Food Service Corp.	111,500	2,522,218
Oiles Corp.	67,100	1,003,934
Oji Holdings Corp.	2,639,400	12,459,373
Okamoto Industries Inc.	30,900	1,089,361
Okamura Corp.	175,000	2,429,900
Okasan Securities Group Inc.	451,800	2,017,286
Oki Electric Industry Co. Ltd.	271,100	1,805,598
Okinawa Cellular Telephone Co.	73,000	2,164,584
OKUMA Corp.	143,400	3,221,702
Okumura Corp.	91,900	2,850,443
Onward Holdings Co. Ltd.	340,200	1,377,516
Open House Group Co. Ltd.	251,200	11,138,687
Open Up Group Inc.	183,831	2,367,996
Optorun Co. Ltd.	96,100	955,249
Organo Corp.	83,200	3,982,691
Orient Corp.	154,060	845,750
Orix JREIT Inc.	8,404	10,584,630
Osaka Soda Co. Ltd.	236,700	2,467,599
Osaka Steel Co. Ltd.	28,100	471,750
OSG Corp.	224,100	2,663,850
Pacific Industrial Co. Ltd.	131,400	1,153,888
PAL GROUP Holdings Co. Ltd.	133,300	3,667,726
PALTAC Corp.	89,000	2,468,114
Paramount Bed Holdings Co. Ltd.	111,300	1,792,867
Park24 Co. Ltd.	409,600	5,803,298
Pasona Group Inc.	77,500	1,202,257
Penta-Ocean Construction Co. Ltd.	873,400	5,010,376
PeptiDream Inc.(b)	311,300	4,237,735
Persol Holdings Co. Ltd.	5,479,500	9,924,866
PHC Holdings Corp.	101,800	686,855
Pigeon Corp.	367,600	4,451,587
PILLAR Corp./Japan	58,500	1,488,483
Pilot Corp.	86,100	2,403,155
Piolax Inc.	53,600	821,859
PKSHA Technology Inc.(b)(c)	55,600	1,106,056
Plus Alpha Consulting Co. Ltd.	84,400	982,079
Pola Orbis Holdings Inc.	290,200	2,664,336
Prestige International Inc.	299,500	1,406,341
Prima Meat Packers Ltd.	84,400	1,358,448
Raito Kogyo Co. Ltd.	124,500	2,315,636
Raiznext Corp.	90,000	940,231
Rakus Co. Ltd.	288,800	4,388,258
Rakuten Bank Ltd., NVS(b)	310,300	13,050,502
Relo Group Inc.	293,300	3,875,452
Rengo Co. Ltd.	607,100	3,389,132
Resonac Holdings Corp.	566,900	10,310,753
Resorttrust Inc.	552,000	5,680,907
Restar Corp.	77,700	1,217,953
Ricoh Leasing Co. Ltd.	45,800	1,763,811
Rigaku Holdings Corp.	366,600	2,257,348
Riken Keiki Co. Ltd.	100,800	1,879,889
Riken Vitamin Co. Ltd.	61,000	1,064,177
Rinnai Corp.	303,700	6,802,407

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Riso Kagaku Corp.	128,800	$1,102,131
Rohm Co. Ltd.	1,096,300	9,981,797
Rohto Pharmaceutical Co. Ltd.	608,600	10,180,170
Roland Corp.	47,100	1,045,584
Rorze Corp.	311,000	3,130,153
Round One Corp.	645,100	4,004,369
Royal Holdings Co. Ltd.	97,700	1,780,021
RS Technologies Co. Ltd.	51,500	958,807
Ryohin Keikaku Co. Ltd.	812,400	27,459,563
Ryoyo Ryosan Holdings Inc.	88,692	1,489,517
S Foods Inc.	51,100	965,000
Saizeriya Co. Ltd.	100,100	3,226,833
Sakai Moving Service Co. Ltd.	76,700	1,312,077
Sakata INX Corp.	133,700	1,735,281
Sakata Seed Corp.	84,600	1,959,435
Sakura Internet Inc.(c)	76,300	1,778,024
Samty Residential Investment Corp.	1,372	890,582
San-A Co. Ltd.	121,600	2,414,656
San-Ai Obbli Co. Ltd.	157,200	1,846,047
Sangetsu Corp.	148,700	3,024,386
San-In Godo Bank Ltd. (The)	449,500	3,993,443
Sanken Electric Co. Ltd.(b)(c)	73,300	3,237,354
Sanki Engineering Co. Ltd.	117,400	2,999,684
Sankyo Co. Ltd.	586,700	8,929,894
Sankyu Inc.	139,700	6,114,109
Sanrio Co. Ltd.	574,900	22,907,580
Sansan Inc.(b)(c)	220,800	3,016,436
Santec Holdings Corp.	16,300	474,997
Santen Pharmaceutical Co. Ltd.	1,002,100	10,149,652
Sanwa Holdings Corp.	583,100	19,138,905
Sanyo Chemical Industries Ltd.	33,600	846,487
Sanyo Denki Co. Ltd.	26,900	1,848,701
Sapporo Holdings Ltd.	201,800	11,206,662
Sawai Group Holdings Co. Ltd.	337,900	4,868,941
SBI Sumishin Net Bank Ltd., NVS	170,600	4,978,156
SBS Holdings Inc.	52,300	1,049,790
Sega Sammy Holdings Inc.	504,800	10,594,985
Seibu Holdings Inc.	727,400	17,580,299
Seiko Group Corp.	88,000	2,322,909
Seino Holdings Co. Ltd.	305,600	4,809,618
Seiren Co. Ltd.	153,600	2,386,516
Sekisui House REIT Inc.	13,860	7,477,183
Senko Group Holdings Co. Ltd.	387,600	4,607,626
Senshu Electric Co. Ltd.	40,800	1,256,438
Senshu Ikeda Holdings Inc.	731,900	2,416,913
Septeni Holdings Co. Ltd.	246,900	631,952
Seria Co. Ltd.	148,800	3,020,961
Seven Bank Ltd.	1,927,600	3,468,757
Sharp Corp./Japan(b)	836,200	4,957,366
Shibaura Machine Co. Ltd.	73,100	1,845,439
Shibaura Mechatronics Corp.	41,000	1,922,993
Shibuya Corp.	54,100	1,174,551
SHIFT Inc.(b)	608,300	5,566,060
Shiga Bank Ltd. (The)	111,200	4,471,362
Shikoku Electric Power Co. Inc.	544,200	4,472,252
Shikoku Kasei Holdings Corp.	89,100	1,147,712
Shimamura Co. Ltd.	142,800	9,501,764
Shimizu Corp.	1,617,400	17,278,826
Shin Nippon Air Technologies Co. Ltd.	69,100	1,020,912
Shinagawa Refractories Co. Ltd.	77,600	895,009
Shin-Etsu Polymer Co. Ltd.	127,900	1,310,497
Shinmaywa Industries Ltd.	174,800	1,647,160
Security	Shares	Value
Japan (continued)
Shinnihon Corp.	72,200	$834,376
Ship Healthcare Holdings Inc.	261,100	3,787,900
Shizuoka Financial Group Inc., NVS	1,401,700	15,576,445
Shizuoka Gas Co. Ltd.	120,000	988,877
SHO-BOND Holdings Co. Ltd.	122,400	4,393,718
Shochiku Co. Ltd.	26,600	2,491,012
Shoei Co. Ltd.	157,700	1,852,179
Showa Sangyo Co. Ltd.	58,800	1,245,139
Simplex Holdings Inc.	126,800	2,683,791
Sinfonia Technology Co. Ltd.(c)	73,500	3,142,781
Sinko Industries Ltd.	157,400	1,330,533
SKY Perfect JSAT Holdings Inc.	527,500	4,264,381
Skylark Holdings Co. Ltd.	731,100	15,173,423
SMS Co. Ltd.	225,700	2,091,778
Socionext Inc.	580,100	6,239,307
Sohgo Security Services Co. Ltd.	1,148,800	9,079,725
Sojitz Corp.	727,220	17,204,446
SOSiLA Logistics REIT Inc.	2,266	1,753,038
Sotetsu Holdings Inc.	255,500	3,895,567
Square Enix Holdings Co. Ltd.	255,100	14,750,649
Stanley Electric Co. Ltd.	404,600	7,581,762
Star Asia Investment Corp.	8,063	3,089,812
Star Micronics Co. Ltd.	109,400	1,254,580
Starts Corp. Inc.	101,000	2,747,016
Sugi Holdings Co. Ltd.	335,200	7,041,154
SUMCO Corp.	1,127,900	7,778,096
Sumitomo Bakelite Co. Ltd.	239,400	5,566,265
Sumitomo Chemical Co. Ltd.	4,819,800	11,650,944
Sumitomo Densetsu Co. Ltd.	54,100	1,988,273
Sumitomo Forestry Co. Ltd.	496,200	14,287,688
Sumitomo Heavy Industries Ltd.	355,900	7,410,482
Sumitomo Osaka Cement Co. Ltd.	94,700	2,586,122
Sumitomo Pharma Co. Ltd.(b)	574,800	3,172,784
Sumitomo Riko Co. Ltd.	119,100	1,362,056
Sumitomo Rubber Industries Ltd.	545,600	6,870,885
Sumitomo Warehouse Co. Ltd. (The)	151,300	2,938,882
Sun Corp.(b)	45,400	2,479,105
Sun Frontier Fudousan Co. Ltd.	99,300	1,358,908
Sundrug Co. Ltd.	232,200	7,737,433
Suruga Bank Ltd.	410,600	3,637,055
Suzuken Co. Ltd.	212,600	7,680,735
SWCC Corp.	99,800	4,535,164
Systena Corp.	847,600	2,217,067
T Hasegawa Co. Ltd.	104,200	2,088,370
Tadano Ltd.	321,000	2,223,911
Taihei Dengyo Kaisha Ltd.	40,300	1,378,234
Taiheiyo Cement Corp.	361,300	9,728,133
Taikisha Ltd.	155,400	2,543,584
Taiyo Holdings Co. Ltd.	123,100	4,557,651
Taiyo Yuden Co. Ltd.	400,900	6,046,476
Takamatsu Construction Group Co. Ltd.	52,600	1,065,526
Takara Bio Inc.	161,100	922,224
Takara Holdings Inc.	467,700	3,774,834
Takara Leben Real Estate Investment Corp.(c)	2,663	1,585,132
Takara Standard Co. Ltd.	128,100	1,619,060
Takasago International Corp.	41,800	1,963,460
Takasago Thermal Engineering Co. Ltd.	135,100	5,977,367
Takashimaya Co. Ltd.	886,500	6,835,046
Takeuchi Manufacturing Co. Ltd.	109,300	3,421,346
Takuma Co. Ltd.	202,000	2,602,797
Tama Home Co. Ltd.(c)	47,300	1,324,095
Tamron Co. Ltd.	113,300	2,561,538

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TBS Holdings Inc.	104,700	$3,512,199
TechMatrix Corp.	126,200	1,802,204
TechnoPro Holdings Inc.	337,400	7,523,887
Teijin Ltd.	564,900	4,736,506
THK Co. Ltd.	376,200	9,267,679
Timee Inc.(b)	96,400	1,157,602
TKC Corp.	84,600	2,384,631
Toa Corp./Tokyo	172,600	1,667,569
Toagosei Co. Ltd.	256,000	2,408,551
Tobu Railway Co. Ltd.	582,900	10,636,726
Tocalo Co. Ltd.	174,800	2,013,341
Toda Corp.	680,700	4,336,683
Toei Animation Co. Ltd.	202,000	4,884,545
Toei Co. Ltd.	106,900	3,916,463
Toenec Corp.	136,500	1,081,017
Toho Bank Ltd. (The)	559,900	1,381,034
Toho Gas Co. Ltd.	235,900	7,056,442
Toho Holdings Co. Ltd.	169,200	5,531,387
Tohoku Electric Power Co. Inc.	1,540,200	11,068,732
Tokai Carbon Co. Ltd.	645,600	4,165,920
Tokai Corp./Gifu	40,500	595,669
TOKAI Holdings Corp.	309,700	2,171,696
Tokai Rika Co. Ltd.	167,400	2,493,187
Tokai Tokyo Financial Holdings Inc.	658,000	2,173,273
Token Corp.	16,900	1,579,536
Tokuyama Corp.	204,800	4,180,460
Tokyo Century Corp.	477,500	5,028,712
Tokyo Electric Power Co. Holdings Inc.(b)	4,907,500	15,012,798
Tokyo Electron Device Ltd.	57,400	1,189,999
Tokyo Kiraboshi Financial Group Inc.	80,400	3,178,131
Tokyo Ohka Kogyo Co. Ltd.	310,300	6,826,561
Tokyo Seimitsu Co. Ltd.	128,100	7,148,377
Tokyo Steel Manufacturing Co. Ltd.	181,500	2,052,183
Tokyo Tatemono Co. Ltd.	603,700	10,823,326
Tokyotokeiba Co. Ltd.	49,200	1,445,898
Tokyu Construction Co. Ltd.	237,540	1,379,145
Tokyu Fudosan Holdings Corp.	1,854,700	12,989,974
Tokyu REIT Inc.	2,654	3,321,129
TOMONY Holdings Inc.	524,900	2,011,373
Tomy Co. Ltd.	273,200	6,015,041
Topcon Corp.	314,900	7,151,646
Topre Corp.	117,900	1,440,547
Toridoll Holdings Corp.	154,300	4,618,319
Torii Pharmaceutical Co. Ltd.	43,700	1,432,001
Tosei Corp.	97,400	1,641,566
Toshiba TEC Corp.	87,000	1,639,855
Tosoh Corp.	887,400	12,509,427
Totech Corp.	83,000	1,506,059
Totetsu Kogyo Co. Ltd.	77,500	1,710,250
TOTO Ltd.	428,000	11,285,701
Towa Corp.(c)	202,500	1,890,297
Towa Pharmaceutical Co. Ltd.	84,500	1,567,968
Toyo Construction Co. Ltd.	141,900	1,331,045
Toyo Seikan Group Holdings Ltd.	369,200	6,445,749
Toyo Suisan Kaisha Ltd.	284,800	18,411,111
Toyo Tanso Co. Ltd.	43,800	1,230,875
Toyo Tire Corp.	346,700	6,482,179
Toyobo Co. Ltd.	253,900	1,575,150
Toyoda Gosei Co. Ltd.	183,200	3,517,744
Toyota Boshoku Corp.	263,200	3,776,586
Transcosmos Inc.	71,700	1,566,740
TRE Holdings Corp.	135,000	1,454,867
Security	Shares	Value
Japan (continued)
Tri Chemical Laboratories Inc.	82,700	$1,476,623
Trial Holdings Inc.(c)	119,700	1,901,756
Trusco Nakayama Corp.	151,300	2,257,247
TS Tech Co. Ltd.	252,300	2,851,673
Tsubakimoto Chain Co.	227,000	2,757,669
Tsuburaya Fields Holdings Inc.(c)	120,500	1,573,053
Tsugami Corp.	120,700	1,486,856
Tsumura & Co.	184,500	5,548,105
Tsuruha Holdings Inc.	119,200	9,588,344
Tsurumi Manufacturing Co. Ltd.	42,100	976,971
TV Asahi Holdings Corp.	71,500	1,300,502
UACJ Corp.	117,994	3,980,922
UBE Corp.	300,600	4,410,236
Ulvac Inc.	146,400	4,965,101
U-Next Holdings Co. Ltd.	200,600	2,870,654
Union Tool Co.	28,600	732,263
United Super Markets Holdings Inc.	285,000	1,833,004
United Urban Investment Corp.	9,391	9,882,211
Universal Entertainment Corp.(c)	80,500	629,249
Ushio Inc.	241,000	2,898,718
USS Co. Ltd.	1,326,900	13,226,194
UT Group Co. Ltd.	92,400	1,298,812
Valor Holdings Co. Ltd.	114,900	2,010,354
Visional Inc.(b)	75,700	4,579,750
Wacoal Holdings Corp.	117,200	4,090,516
Wacom Co. Ltd.	400,500	1,533,167
Wakita & Co. Ltd.	92,300	1,140,554
Welcia Holdings Co. Ltd.	305,500	5,386,309
West Holdings Corp.	72,330	800,852
WingArc1st Inc.	63,400	1,694,382
Workman Co. Ltd.	66,700	2,101,774
Yamabiko Corp.	104,200	1,559,365
Yamada Holdings Co. Ltd.	1,752,000	5,646,307
Yamaguchi Financial Group Inc.	559,000	6,604,215
Yamaha Corp.	1,186,500	8,672,051
Yamato Holdings Co. Ltd.	814,500	11,564,077
Yamato Kogyo Co. Ltd.	126,800	7,550,766
Yamazaki Baking Co. Ltd.	390,600	9,350,397
Yamazen Corp.	162,700	1,599,736
Yaoko Co. Ltd.	60,500	4,052,157
Yellow Hat Ltd.	225,400	2,148,120
Yodogawa Steel Works Ltd.	63,700	2,579,089
Yokogawa Bridge Holdings Corp.	103,400	1,894,388
Yokohama Rubber Co. Ltd. (The)	406,400	8,885,861
Yonex Co. Ltd.	193,900	3,172,740
Yoshinoya Holdings Co. Ltd.	208,000	4,559,088
Yuasa Trading Co. Ltd.	50,400	1,542,374
Yurtec Corp.	114,700	1,481,108
Zacros Corp.	40,300	1,117,497
Zenkoku Hosho Co. Ltd.	332,400	7,211,771
Zeon Corp.	447,100	4,384,360
ZERIA Pharmaceutical Co. Ltd.	79,800	1,308,612
Zojirushi Corp.	121,700	1,169,031
Zuken Inc.	51,000	1,844,167
		3,411,840,540
Netherlands — 1.2%
Aalberts NV	321,165	10,664,805
Allfunds Group PLC	988,681	5,581,525
AMG Critical Materials NV(c)	97,909	1,745,081
Arcadis NV	234,763	11,383,911
Basic-Fit NV(b)(c)(d)	156,453	3,556,106
Brunel International NV	73,247	772,692

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
Corbion NV	167,643	$3,585,115
Eurocommercial Properties NV	141,593	4,091,529
Flow Traders Ltd., NVS	110,721	3,278,309
Fugro NV	372,968	4,374,024
Just Eat Takeaway.com NV(b)(d)	570,206	12,479,016
Koninklijke BAM Groep NV	877,445	5,943,629
Koninklijke Heijmans NV	79,759	4,085,179
Koninklijke Vopak NV	189,878	7,851,583
OCI NV	335,311	2,785,974
Pharming Group NV(b)(c)	2,125,541	1,879,945
Pharvaris NV(b)(c)	46,144	852,741
PostNL NV(c)	1,040,849	1,062,727
SBM Offshore NV	429,226	9,024,078
Signify NV(d)	412,862	8,558,246
Sligro Food Group NV(c)	67,756	915,253
TKH Group NV	127,014	5,018,343
TomTom NV(b)(c)	215,711	1,140,187
Van Lanschot Kempen NV	89,534	5,227,666
Wereldhave NV	114,806	2,168,451
		118,026,115
New Zealand — 0.5%
Air New Zealand Ltd.	5,397,067	1,859,397
EBOS Group Ltd.	510,649	11,101,712
Fletcher Building Ltd.(b)	3,441,093	6,265,316
Goodman Property Trust	3,546,381	3,865,519
Kiwi Property Group Ltd.	5,191,829	2,544,255
Mercury NZ Ltd.	2,186,489	7,255,479
Ryman Healthcare Ltd.(b)	2,914,050	3,822,210
Spark New Zealand Ltd.	5,902,741	7,292,953
		44,006,841
Norway — 2.0%
Aker ASA, Class A	70,545	4,090,621
Aker Solutions ASA	949,894	2,578,111
Atea ASA	263,381	3,594,988
Austevoll Seafood ASA	307,575	2,897,617
AutoStore Holdings Ltd.(b)(d)	3,852,338	1,736,120
Bakkafrost P/F	160,615	8,099,124
BlueNord ASA(b)(c)	76,658	4,391,468
BW LPG Ltd.(c)(d)	303,454	3,048,358
BW Offshore Ltd.	298,809	817,148
Cadeler AS(b)(c)	742,651	3,883,331
Cool Co. Ltd.(c)	78,852	492,664
Crayon Group Holding ASA(b)(d)	254,016	3,042,431
DNO ASA	1,428,125	1,628,810
DOF Group ASA(b)(c)	475,478	3,728,795
Elkem ASA(b)(d)	921,455	1,620,910
Elopak ASA	354,526	1,443,199
Entra ASA(b)(d)	184,377	2,123,187
Europris ASA(d)	508,608	3,771,002
Flex LNG Ltd.	101,679	2,453,182
Frontline PLC, NVS(c)	467,903	7,888,678
Golden Ocean Group Ltd.(b)	420,408	3,220,728
Grieg Seafood ASA(c)	164,619	1,038,724
Hexagon Composites ASA(b)	452,484	815,945
Hoegh Autoliners ASA	345,611	2,781,665
Kitron ASA	581,433	2,880,588
Leroy Seafood Group ASA	859,343	3,766,597
MPC Container Ships ASA	1,190,739	1,751,188
Norconsult Norge A/S, NVS	343,098	1,550,534
Nordic Semiconductor ASA(b)	593,644	5,952,695
Norwegian Air Shuttle ASA(b)(c)	2,445,729	3,229,750
Security	Shares	Value
Norway (continued)
Odfjell Drilling Ltd.	304,195	$1,583,420
Odfjell SE, Class A	57,814	545,494
Paratus Energy Services Ltd.(c)	306,940	1,056,376
Protector Forsikring ASA	172,342	6,065,655
Scatec ASA(b)(d)	420,220	3,206,970
Schibsted ASA, Class A	232,078	7,062,782
Schibsted ASA, Class B	314,310	9,033,459
SpareBank 1 Nord Norge	298,820	3,994,553
SpareBank 1 Oestlandet	136,437	2,272,166
SpareBank 1 SMN	429,000	7,785,408
SpareBank 1 Sor-Norge ASA	665,426	10,618,370
Stolt-Nielsen Ltd.	77,243	1,734,267
Storebrand ASA	1,378,525	16,643,769
Subsea 7 SA	728,893	11,036,191
TGS ASA	626,868	4,675,440
TOMRA Systems ASA	710,825	11,214,874
Wallenius Wilhelmsen ASA	336,269	2,437,106
Wilh Wilhelmsen Holding ASA, Class A	44,732	1,668,302
		192,952,760
Portugal — 0.3%
Altri SGPS SA	258,822	1,780,644
Banco Comercial Portugues SA, Class R	19,516,311	12,482,600
Corticeira Amorim SGPS SA	95,284	823,108
CTT-Correios de Portugal SA	248,440	2,186,830
Mota-Engil SGPS SA	300,442	1,192,533
Navigator Co. SA (The)	753,933	2,861,154
NOS SGPS SA	658,545	2,748,383
REN - Redes Energeticas Nacionais SGPS SA	1,317,772	4,325,160
Semapa-Sociedade de Investimento e Gestao	51,990	974,485
Sonae SGPS SA	2,461,048	3,125,372
		32,500,269
Singapore — 2.1%
AIMS APAC REIT(c)	1,911,475	1,802,259
Bitdeer Technologies Group, Class A, NVS(b)(c)	275,391	2,635,492
CapitaLand Ascott Trust(c)	9,095,196	5,951,048
CapitaLand China Trust(c)	3,914,634	2,066,771
Capitaland India Trust(c)	3,410,642	2,544,580
CDL Hospitality Trusts(c)	2,606,700	1,587,259
City Developments Ltd.	1,637,500	6,234,851
ComfortDelGro Corp. Ltd.	6,961,800	8,167,426
Digital Core REIT Management Pte. Ltd.	3,022,200	1,511,874
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-REIT, NVS	2,022,387	3,408,059
Far East Hospitality Trust(c)	3,419,600	1,427,372
First Resources Ltd.	1,836,300	2,124,566
Frasers Centrepoint Trust(c)	4,259,599	7,379,334
Frasers Hospitality Trust	2,703,500	1,358,728
Frasers Logistics & Commercial Trust(c)	8,957,436	6,144,241
Golden Agri-Resources Ltd.	21,320,100	3,917,636
Hafnia Ltd.	975,889	4,498,453
Hong Fok Corp. Ltd.	1,141,600	642,303
Hutchison Port Holdings Trust, Class U	14,754,200	2,196,472
iFAST Corp. Ltd.(c)	421,100	2,005,835
Keppel DC REIT	6,287,051	10,401,577
Keppel Infrastructure Trust	13,916,790	4,266,182
Keppel REIT(c)	7,884,100	5,164,940
Lendlease Global Commercial REIT	5,560,029	2,193,544
Mapletree Industrial Trust	6,823,793	10,555,584
Mapletree Logistics Trust(c)	11,524,300	9,917,021
Mapletree Pan Asia Commercial Trust	7,710,800	7,221,308
NetLink NBN Trust	9,278,400	6,500,066

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Olam Group Ltd.(c)	3,183,400	$2,356,454
Paragon REIT(c)	3,625,436	2,720,257
Parkway Life REIT	1,438,000	4,658,327
Raffles Medical Group Ltd.(c)	2,758,200	2,135,327
Riverstone Holdings Ltd./Singapore(c)	1,626,400	1,127,084
Sasseur REIT	1,840,600	896,697
SATS Ltd.	2,833,079	6,109,568
Seatrium Ltd.(b)(c)	7,069,000	10,381,179
Sheng Siong Group Ltd.	2,155,300	2,903,898
SIA Engineering Co. Ltd.	989,600	1,697,461
Singapore Post Ltd.	4,851,100	2,123,100
Starhill Global REIT	4,681,300	1,775,783
StarHub Ltd.(c)	2,053,400	1,839,429
Stoneweg European REIT	1,017,360	1,728,334
Suntec REIT(c)	6,677,000	5,886,884
Super Hi International Holding Ltd.(b)	723,000	1,567,395
UMS Integration Ltd.	2,017,400	1,668,271
UOL Group Ltd.	1,483,300	6,561,642
Venture Corp. Ltd.(c)	869,500	7,718,564
Yangzijiang Financial Holding Ltd.	7,039,200	3,837,908
Yanlord Land Group Ltd.(b)	1,850,800	666,686
		194,185,045
Spain — 1.8%
Acerinox SA	594,940	6,723,586
Aedas Homes SA(d)	27,625	891,545
Almirall SA	244,762	2,715,817
Atresmedia Corp. de Medios de Comunicacion SA	277,494	1,751,792
Audax Renovables SA	609,364	1,046,774
Bankinter SA	2,168,460	25,260,253
CIE Automotive SA	132,903	3,513,384
Construcciones y Auxiliar de Ferrocarriles SA	56,528	2,762,973
Distribuidora Internacional de Alimentacion SA(b)	55,899	1,443,815
eDreams ODIGEO SA(b)	306,509	2,563,831
Enagas SA	758,374	11,824,452
Ence Energia y Celulosa SA	387,588	1,249,910
Fluidra SA	305,243	7,066,859
Gestamp Automocion SA(d)	571,989	1,708,618
Grenergy Renovables SA(b)(c)	43,624	2,506,093
Indra Sistemas SA	256,843	8,189,152
Inmobiliaria Colonial SOCIMI SA	988,020	6,403,454
Laboratorios Farmaceuticos Rovi SA	64,894	3,804,405
Let's Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,827,145	2,654,073
Logista Integral SA	190,496	6,512,735
Mapfre SA	2,998,848	10,675,898
Melia Hotels International SA	354,682	2,574,715
Merlin Properties SOCIMI SA	1,267,484	14,373,613
Neinor Homes SA(d)	74,688	1,300,129
Pharma Mar SA	43,598	3,693,248
Prosegur Cash SA(d)	911,733	791,169
Prosegur Cia. de Seguridad SA	388,832	1,087,358
Sacyr SA	1,722,610	6,318,766
Solaria Energia y Medio Ambiente SA(b)(c)	243,331	1,834,115
Talgo SA(b)(d)	209,320	758,704
Tecnicas Reunidas SA(b)	153,992	2,584,469
Unicaja Banco SA(d)	3,273,570	6,239,590
Vidrala SA	70,602	7,695,475
Viscofan SA	127,349	9,187,141
		169,707,912
Security	Shares	Value
Sweden — 5.5%
AAK AB	586,495	$15,337,933
AcadeMedia AB(d)	255,092	2,099,071
AddLife AB, Class B	379,274	7,197,504
Addnode Group AB, Class B	400,702	3,449,715
AFRY AB	316,095	5,476,165
Alimak Group AB(d)	230,065	2,903,929
Alleima AB, NVS	608,944	4,787,716
Alligo AB, Class B	53,895	615,377
Ambea AB(d)	254,362	3,072,831
AQ Group AB	193,175	3,108,474
Arjo AB, Class B	679,084	2,274,968
Asmodee Group AB, Class B(b)	410,780	4,526,209
Atrium Ljungberg AB, Class B	853,917	3,023,655
Attendo AB(d)	330,765	2,251,657
Avanza Bank Holding AB	404,365	13,437,115
Axfood AB	349,536	9,771,753
Betsson AB, Class B	376,715	6,588,393
Better Collective A/S(b)(c)	125,133	1,646,879
Bilia AB, Class A	200,400	2,508,081
Billerud Aktiebolag	723,097	7,630,143
BioArctic AB, Class B(b)(c)(d)	116,510	2,369,052
BioGaia AB, Class B	295,946	3,150,425
Biotage AB	224,597	3,269,479
BoneSupport Holding AB(b)(d)	180,002	5,888,658
Boozt AB(b)(c)(d)	181,461	1,582,138
Bravida Holding AB(d)	654,509	6,236,693
Bufab AB	87,131	3,601,381
Bure Equity AB	179,472	6,046,923
Camurus AB(b)	112,748	7,245,961
Castellum AB(b)	1,270,754	15,465,341
Catena AB	143,522	6,756,488
Cibus Nordic Real Estate AB publ	203,792	3,522,162
Clas Ohlson AB, Class B	124,011	3,512,991
Cloetta AB, Class B	608,748	1,770,970
Corem Property Group AB, Class B	1,852,497	936,782
Creades AB, Class A	169,366	1,360,182
Dios Fastigheter AB	333,807	2,318,039
Dometic Group AB(d)	969,761	3,496,224
Electrolux AB, Class B(b)	713,064	4,451,613
Electrolux Professional AB, Class B	766,960	4,443,832
Elekta AB, Class B	1,191,682	6,068,190
Embracer Group AB(b)	413,121	5,213,489
Engcon AB	127,312	1,219,754
Fabege AB	746,806	6,370,509
FastPartner AB, Class A	188,447	1,107,284
Fortnox AB	1,568,127	14,199,277
Getinge AB, Class B	738,082	14,264,913
Granges AB	338,727	4,230,916
Hemnet Group AB	279,968	9,610,102
Hexatronic Group AB(b)(c)	577,032	1,526,921
Hexpol AB	849,249	7,384,615
HMS Networks AB(b)	104,656	4,691,110
Hoist Finance AB(b)(d)	153,430	1,377,390
Hufvudstaden AB, Class A	357,407	4,351,742
Husqvarna AB, Class B	1,136,651	5,286,853
Instalco AB	787,921	2,184,530
INVISIO AB	115,296	4,633,809
Inwido AB	168,999	3,581,545
JM AB	193,472	3,086,598
Kinnevik AB, Class B	779,805	6,241,366
Lindab International AB	238,354	5,011,315
Loomis AB, Class B	228,585	9,514,034

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Medicover AB, Class B	214,652	$5,356,473
MEKO AB	127,414	1,671,522
Millicom International Cellular SA	333,184	11,508,175
MIPS AB	84,432	2,975,841
Modern Times Group MTG AB, Class B(b)	269,533	3,229,320
Munters Group AB(d)	420,307	5,379,217
Mycronic AB	251,928	10,059,735
NCAB Group AB(c)	593,369	2,614,914
NCC AB, Class B	266,545	4,962,388
New Wave Group AB, Class B	279,716	3,422,840
Nolato AB, Class B	623,643	3,503,934
Nordnet AB publ	444,893	11,777,301
Norion Bank AB(b)	198,991	810,061
NP3 Fastigheter AB	100,154	2,609,785
Nyfosa AB(b)	531,716	4,991,182
Pandox AB, Class B	343,291	5,725,364
Paradox Interactive AB	119,358	2,340,111
Peab AB, Class B	542,619	4,513,547
Platzer Fastigheter Holding AB, Class B	190,172	1,494,521
Polestar Automotive Holding U.K. PLC, Class A(b)(c)	1,372,445	1,427,343
Ratos AB, Class B	643,270	2,195,348
Rusta AB	164,488	1,356,499
Samhallsbyggnadsbolaget i Norden AB(c)	3,560,337	1,445,369
Scandic Hotels Group AB(d)	491,960	3,829,043
Sdiptech AB, Class B(b)	102,453	2,294,482
Sectra AB, Class B	438,817	13,463,210
Sinch AB(b)(d)	2,150,729	4,999,953
SkiStar AB	135,458	2,346,014
SSAB AB, Class A	752,128	4,752,570
SSAB AB, Class B	1,986,553	12,348,198
Storskogen Group AB, Class B	4,440,532	5,850,515
Surgical Science Sweden AB(b)	118,472	1,695,264
Svolder AB, Class B	287,556	1,701,613
Sweco AB, Class B	643,679	11,323,565
SwedenCare AB	198,251	790,845
Synsam AB	358,353	1,823,342
Thule Group AB(d)	346,905	7,907,324
Troax Group AB	127,451	1,766,329
Truecaller AB, Class B	764,855	5,755,886
VBG Group AB, Class B	57,196	1,601,110
Vimian Group AB(b)	578,325	2,327,958
Vitec Software Group AB, Class B	107,037	4,890,626
Vitrolife AB	238,578	3,883,127
Wallenstam AB, Class B	1,133,576	5,604,798
Wihlborgs Fastigheter AB	894,465	9,277,718
Xvivo Perfusion AB(b)	81,660	2,697,173
Yubico AB(b)(c)	151,231	3,029,715
		521,620,332
Switzerland — 4.6%
Accelleron Industries AG, NVS	303,701	16,304,013
Adecco Group AG, Registered	539,872	14,050,817
Allreal Holding AG, Registered	48,000	10,576,321
ALSO Holding AG, Registered	18,525	5,657,636
ams-OSRAM AG(b)	320,581	2,845,960
Arbonia AG	172,216	1,306,891
Aryzta AG(b)	3,012,376	7,555,525
Autoneum Holding AG	9,433	1,413,733
Bachem Holding AG	107,768	6,604,376
Basilea Pharmaceutica Ag Allschwil, Registered(b)	41,615	2,230,185
Belimo Holding AG, Registered	31,603	26,851,849
Bossard Holding AG, Class A, Registered	18,723	4,082,922
Bucher Industries AG, Registered	21,203	9,158,086
Security	Shares	Value
Switzerland (continued)
Burckhardt Compression Holding AG	10,019	$6,811,824
Burkhalter Holding AG	23,723	3,529,081
Bystronic AG, Registered	4,359	1,330,912
Cembra Money Bank AG	96,379	11,633,788
Clariant AG, Registered	683,482	7,650,232
Comet Holding AG, Registered	23,601	6,093,259
COSMO Pharmaceuticals NV	25,178	1,460,168
Daetwyler Holding AG, Bearer	25,388	3,665,789
DKSH Holding AG	114,177	8,411,351
dormakaba Holding AG	10,060	8,486,184
Dottikon Es Holding AG(b)(c)	10,686	2,559,311
EFG International AG	303,998	4,598,980
Emmi AG, Registered	6,868	6,755,818
Flughafen Zurich AG, Registered	64,353	16,215,839
Forbo Holding AG, Registered	3,060	2,935,924
Galenica AG(d)	160,728	16,835,074
Georg Fischer AG	250,522	18,113,918
Hiag Immobilien Holding AG	11,355	1,376,161
Huber + Suhner AG, Registered	46,009	4,048,472
Implenia AG, Registered	39,379	2,227,176
Inficon Holding AG	54,962	5,831,898
Interroll Holding AG, Registered	2,336	5,126,646
Intershop Holding AG	18,006	2,954,349
Kardex Holding AG, Registered	19,823	4,993,875
Komax Holding AG, Registered(b)(c)	11,920	1,484,674
Kuros Biosciences AG(b)(c)	87,307	2,828,168
Landis+Gyr Group AG	78,363	5,040,078
LEM Holding SA, Registered	1,685	1,406,098
Medacta Group SA(d)	23,289	3,780,707
Medmix AG(d)	85,656	1,071,742
Metall Zug AG, Class B, Registered	614	765,306
Mobilezone Holding AG, Registered	130,668	1,796,233
Mobimo Holding AG, Registered	23,270	8,987,840
Montana Aerospace AG(b)(d)	88,287	1,763,150
OC Oerlikon Corp. AG Pfaffikon, Registered	626,279	2,656,765
PolyPeptide Group AG(b)(d)	50,051	1,159,724
PSP Swiss Property AG, Registered	148,389	26,423,708
R&S Group Holding AG	71,041	1,708,146
Rieter Holding AG, Registered	8,024	680,536
Schweiter Technologies AG, NVS	3,369	1,551,124
Sensirion Holding AG(b)(d)	30,756	2,383,267
SFS Group AG	55,763	7,537,799
Siegfried Holding AG	130,472	15,533,547
SKAN Group AG	40,795	3,343,092
Softwareone Holding AG	397,344	2,750,493
Stadler Rail AG	178,947	4,720,084
Sulzer AG, Registered	60,320	10,209,774
Sunrise Communications AG, Class A(b)	215,166	11,636,916
Swissquote Group Holding SA, Registered	34,474	17,795,370
Tecan Group AG, Registered	41,450	8,072,760
TX Group AG	8,475	1,906,602
u-blox Holding AG	22,893	2,320,376
Valiant Holding AG, Registered	50,635	7,457,419
Vetropack Holding AG, Class A, Registered	41,488	1,433,025
Vontobel Holding AG, Registered	90,921	6,570,276
Ypsomed Holding AG, Registered	13,114	5,587,458
Zehnder Group AG, Registered	26,471	1,762,098
		436,408,698
United Kingdom — 13.6%
4imprint Group PLC	90,025	4,123,481
AB Dynamics PLC	57,422	1,346,864
abrdn PLC	5,899,520	11,651,591

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Advanced Medical Solutions Group PLC	707,393	$1,822,660
AG Barr PLC	321,876	2,978,404
Airtel Africa PLC(d)	2,934,599	6,715,815
AJ Bell PLC	1,058,938	6,026,673
Alfa Financial Software Holdings PLC(d)	407,421	1,211,303
Alpha Group International PLC	113,509	4,155,409
Alphawave IP Group PLC(b)(c)	1,212,210	2,064,089
AO World PLC(b)(c)	1,017,200	1,332,578
Ashmore Group PLC	1,541,895	2,973,418
Ashtead Technology Holdings PLC	262,700	1,751,862
ASOS PLC(b)(c)	135,774	519,315
Assura PLC	9,965,635	6,444,508
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	887,215	799,762
Atalaya Mining PLC	348,841	1,701,105
Auction Technology Group PLC(b)(c)	339,711	2,639,434
B&M European Value Retail SA	3,222,148	14,491,224
Babcock International Group PLC	813,504	8,763,704
Balfour Beatty PLC	1,657,932	10,140,532
Baltic Classifieds Group PLC	1,434,380	6,505,924
Bank of Georgia Group PLC	113,834	9,130,954
Beazley PLC	2,055,343	24,353,077
Bellway PLC	378,398	13,585,144
Berkeley Group Holdings PLC	328,578	18,316,018
Big Yellow Group PLC	596,210	8,026,701
Bodycote PLC	586,920	3,723,218
boohoo Group PLC(b)(c)	1,897,808	547,754
Breedon Group PLC	895,482	5,138,821
Bridgepoint Group PLC(d)	806,448	2,873,892
British Land Co. PLC (The)	3,208,388	16,878,876
Burberry Group PLC	1,155,114	11,249,397
Burford Capital Ltd.	636,824	8,715,582
Bytes Technology Group PLC	756,071	5,141,392
C&C Group PLC	1,267,006	2,323,431
Carnival PLC(b)(c)	439,563	7,378,071
Cerillion PLC	55,446	1,219,233
Chemring Group PLC	867,056	4,631,251
Clarkson PLC	96,304	4,232,894
CMC Markets PLC(d)	372,092	1,202,527
Coats Group PLC	5,083,345	4,922,842
Computacenter PLC	224,455	7,259,680
Conduit Holdings Ltd.	513,111	2,361,892
ConvaTec Group PLC(d)	5,255,822	18,272,701
Craneware PLC	99,935	2,397,738
Cranswick PLC	173,166	11,984,963
Crest Nicholson Holdings PLC	768,617	1,851,253
Currys PLC(b)	3,264,383	4,837,944
CVS Group PLC	234,730	3,373,471
Deliveroo PLC(b)(d)	3,267,321	7,419,479
Derwent London PLC	318,783	8,254,687
Diploma PLC	430,689	22,853,024
Direct Line Insurance Group PLC	4,283,233	16,177,773
DiscoverIE Group PLC	315,193	2,381,729
Diversified Energy Co. PLC	181,851	2,290,786
Domino's Pizza Group PLC	1,154,205	4,151,848
Dowlais Group PLC	4,294,351	3,331,665
Dr. Martens PLC	1,887,699	1,383,656
Drax Group PLC	1,182,352	9,753,165
Dunelm Group PLC	424,042	6,227,141
easyJet PLC	971,717	6,442,527
Elementis PLC	1,942,910	3,265,691
Empiric Student Property PLC	2,184,051	2,654,546
Endeavour Mining PLC	621,350	16,684,949
Security	Shares	Value
United Kingdom (continued)
Energean PLC	499,778	$5,920,698
FD Technologies PLC(b)(c)	50,209	1,195,076
Ferrexpo PLC(b)	865,607	682,447
Fevertree Drinks PLC	338,096	3,600,028
Finablr PLC(a)(b)(d)	1,080,679	14
Firstgroup PLC	1,949,614	4,487,181
Foresight Group Holdings Ltd.	208,542	1,035,322
Frasers Group PLC(b)	353,811	3,128,407
Future PLC	337,300	3,207,757
Games Workshop Group PLC	105,549	21,737,011
Gamma Communications PLC	294,986	5,244,328
GB Group PLC	811,038	2,657,990
Genuit Group PLC	799,022	4,068,859
Genus PLC	211,855	5,206,166
GlobalData PLC, NVS(c)	901,079	2,141,472
Grafton Group PLC	570,929	6,911,133
Grainger PLC	2,234,603	6,410,959
Great Portland Estates PLC	1,141,267	4,714,999
Greatland Gold PLC(b)	27,810,057	4,929,310
Greencore Group PLC	1,420,115	3,501,288
Greggs PLC	325,686	8,107,948
Hammerson PLC, NVS	1,506,218	5,081,853
Harbour Energy PLC	1,834,102	3,748,416
Hays PLC	5,112,931	4,884,389
Helios Towers PLC(b)	2,444,855	3,517,315
Hill & Smith PLC	259,219	6,231,688
Hilton Food Group PLC	252,171	2,987,649
Hiscox Ltd.	1,093,265	16,090,308
Hochschild Mining PLC(b)	1,067,763	4,020,870
Hollywood Bowl Group PLC	549,212	2,144,570
Home REIT PLC(a)(b)	3,524,118	469,659
Howden Joinery Group PLC	1,769,380	18,195,415
Hunting PLC	446,815	1,541,681
Ibstock PLC(d)	1,288,996	3,092,123
IG Group Holdings PLC	1,134,024	16,163,214
IMI PLC	823,984	19,555,455
Inchcape PLC	1,133,074	10,153,005
Indivior PLC, NVS(b)	321,771	3,651,402
IntegraFin Holdings PLC	928,245	3,790,923
Intermediate Capital Group PLC	935,829	23,539,819
International Distributions Services PLC	2,000,100	9,777,182
International Workplace Group PLC	2,415,481	5,980,697
Investec PLC	1,951,257	12,252,241
IP Group PLC(b)	3,099,562	1,743,193
ITV PLC	10,863,867	11,708,993
J D Wetherspoon PLC	272,632	2,384,068
JET2 PLC	580,339	12,280,833
John Wood Group PLC(b)	2,027,957	498,370
Johnson Matthey PLC	511,084	8,799,576
Johnson Service Group PLC	1,388,659	2,590,934
JTC PLC(d)	521,499	5,864,331
Judges Scientific PLC	18,811	1,514,194
Jupiter Fund Management PLC	1,511,725	1,458,626
Just Group PLC	3,314,042	6,250,864
Kainos Group PLC	291,197	2,834,658
Keller Group PLC	222,588	4,238,568
Kier Group PLC	1,459,689	2,837,954
Lancashire Holdings Ltd.	790,218	5,948,049
LondonMetric Property PLC	6,552,763	16,812,491
Man Group PLC/Jersey	3,803,991	8,302,814
Marshalls PLC	727,395	2,724,014
Me Group International PLC	641,142	1,732,220

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Metro Bank Holdings PLC(b)	1,093,312	$1,465,800
Mitchells & Butlers PLC(b)	880,846	2,923,237
Mitie Group PLC	3,900,305	7,521,216
Mobico Group PLC(b)	1,541,382	640,042
Molten Ventures PLC(b)(c)	505,134	1,786,653
MONY Group PLC	1,631,927	4,416,766
Moonpig Group PLC(c)	1,037,220	3,174,447
Morgan Advanced Materials PLC	923,736	2,422,733
Morgan Sindall Group PLC	145,844	6,893,945
NCC Group PLC	952,931	1,864,500
Ninety One PLC	892,938	1,771,938
Ocado Group PLC(b)(c)	1,727,066	6,524,959
OSB Group PLC	1,187,562	7,548,439
Oxford Instruments PLC	192,421	4,233,518
Oxford Nanopore Technologies PLC(b)(c)	1,853,509	2,946,879
Pagegroup PLC	999,673	3,605,478
Pan African Resources PLC	6,318,722	3,743,119
Paragon Banking Group PLC	653,368	7,381,147
Penno Group PLC	1,515,802	10,147,290
Persimmon PLC	1,026,970	17,772,711
Pets at Home Group PLC	1,393,196	4,412,405
Playtech PLC(b)	783,297	7,933,644
Plus500 Ltd.	235,736	9,663,360
Polar Capital Holdings PLC(c)	269,846	1,415,552
Premier Foods PLC	2,169,681	5,759,939
Primary Health Properties PLC	4,312,848	5,885,681
PRS REIT PLC	1,710,050	2,645,817
QinetiQ Group PLC	1,614,078	8,495,838
Quilter PLC(d)	4,485,273	8,069,661
Raspberry PI Holdings PLC(b)(c)	284,239	1,685,031
Rathbones Group PLC	150,298	3,164,274
Renew Holdings PLC	261,504	2,646,983
Renewi PLC	238,769	2,736,586
Renishaw PLC	126,035	3,775,425
RHI Magnesita NV	54,636	2,281,933
Rightmove PLC	2,520,773	24,895,544
Rotork PLC	2,690,528	10,955,207
RS Group PLC	1,514,671	10,443,661
RWS Holdings PLC	906,726	809,624
Safestore Holdings PLC	697,585	5,871,276
Savills PLC	431,071	5,345,693
Senior PLC	1,346,521	2,487,190
Serco Group PLC	3,276,598	7,519,683
Serica Energy PLC	852,332	1,446,822
Shaftesbury Capital PLC	4,667,716	8,478,827
SigmaRoc PLC(b)	3,115,644	3,773,539
Sirius Real Estate Ltd.	4,745,019	5,846,252
Softcat PLC	383,841	8,572,931
Spectris PLC	315,878	8,456,151
Spire Healthcare Group PLC(d)	918,249	2,374,253
Spirent Communications PLC(b)	1,873,592	4,609,347
SSP Group PLC	2,556,188	5,062,704
St. James's Place PLC	1,745,757	22,005,866
SThree PLC	433,986	1,410,929
Supermarket Income REIT PLC	4,149,389	4,291,198
Target Healthcare REIT PLC	2,062,147	2,709,923
Tate & Lyle PLC	1,212,140	9,034,098
Taylor Wimpey PLC	11,350,905	17,835,762
TBC Bank Group PLC	134,324	8,495,256
Telecom Plus PLC	225,674	5,690,302
THG PLC(b)(c)	2,152,266	710,484
TP ICAP Group PLC	2,393,547	8,219,298
Security	Shares	Value
United Kingdom (continued)
Trainline PLC(b)(d)	1,435,324	$5,622,219
Travis Perkins PLC	685,141	5,114,282
Tritax Big Box REIT PLC	7,147,518	13,672,392
Trustpilot Group PLC(b)(d)	1,129,801	3,387,906
TUI AG(b)	1,464,147	11,265,864
UNITE Group PLC (The)	1,242,159	14,271,196
Urban Logistics REIT PLC	1,487,680	2,886,713
Vesuvius PLC	646,208	2,947,033
Victrex PLC	279,773	3,105,475
Vistry Group PLC(b)	1,013,790	8,547,206
Volex PLC(c)	409,617	1,393,707
Volution Group PLC	648,057	4,905,623
Watches of Switzerland Group PLC(b)(d)	737,991	3,511,217
Weir Group PLC (The)	834,491	25,154,488
WH Smith PLC	413,859	5,008,152
Workspace Group PLC	480,340	2,846,284
XPS Pensions Group PLC	617,777	3,182,100
Yellow Cake PLC(b)(d)	684,210	3,939,129
YouGov PLC	369,408	1,421,250
Young & Co's Brewery PLC, Series A, Class A(c)	105,883	1,244,593
Zigup PLC	674,990	2,818,416
		1,288,600,066
Total Common Stocks — 98.5% (Cost: $9,442,547,011)		9,326,238,419
Preferred Stocks
Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	28,479	1,940,565
Einhell Germany AG, Preference Shares, NVS	15,431	1,151,957
FUCHS SE, Preference Shares, NVS	210,030	10,531,457
Jungheinrich AG, Preference Shares, NVS	154,892	5,629,208
Sixt SE, Preference Shares, NVS	54,973	3,661,232
STO SE & Co. KGaA, Preference Shares, NVS	9,159	1,309,833
		24,224,252
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	129,647	3,508,916
Japan — 0.0%
Ito En Ltd., 0.00%	64,500	810,792
Total Preferred Stocks — 0.3% (Cost: $25,608,410)		28,543,960
Warrants
Italy — 0.0%
Webuild SpA, (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(b)(c)	96,743	1
Total Warrants — 0.0% (Cost: $—)		1
Total Long-Term Investments — 98.8% (Cost: $9,468,155,421)		9,354,782,380

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	268,782,623	$268,890,136
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	2,930,000	2,930,000
Total Short-Term Securities — 2.9% (Cost: $271,848,793)		271,820,136
Total Investments — 101.7% (Cost: $9,740,004,214)		9,626,602,516
Liabilities in Excess of Other Assets — (1.7)%		(158,153,793)
Net Assets — 100.0%		$9,468,448,723

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$330,445,904	$—	$(61,559,409)(a)	$157,978	$(154,337)	$268,890,136	268,782,623	$4,449,672 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,530,000	—	(1,600,000)(a)	—	—	2,930,000	2,930,000	123,995	—
				$157,978	$(154,337)	$271,820,136		$4,573,667	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	250	06/12/25	$46,664	$190,832
Euro STOXX 50 Index	442	06/20/25	25,736	(75,101)
FTSE 100 Index	364	06/20/25	41,188	372,000
				$487,731

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$416,141,025	$8,908,781,787	$1,315,607	$9,326,238,419
Preferred Stocks	—	28,543,960	—	28,543,960
Warrants	—	1	—	1
Short-Term Securities
Money Market Funds	271,820,136	—	—	271,820,136
	$687,961,161	$8,937,325,748	$1,315,607	$9,626,602,516
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$562,832	$—	$562,832
Liabilities
Equity Contracts	—	(75,101)	—	(75,101)
	$—	$487,731	$—	$487,731

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust